UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE, NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	4/30/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Semi-Annual Report

April 30, 2008

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

2008 Semi-Annual Report

April 30, 2008

Table of Contents

Shareholder’s Letter	3
Performance Summary	5
Expense Examples	6
Portfolio of Investments
Money Market Portfolio	10
Prime Portfolio	14
Government Portfolio	20
Government Securities Portfolio	25
Treasury Portfolio	26
Tax-Exempt Portfolio	28

Statements of Assets and Liabilities	35
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	53
U.S. Privacy Policy	57
Trustee and Officer Information	59

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, yields, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

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2008 Semi-Annual Report

April 30, 2008 (unaudited)

Shareholder’s Letter

Dear Shareholders:

Overview

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Semi-Annual Report for the period ended April 30, 2008. MSILF currently offers six portfolios (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Ronald E. Robison

President & Principal Executive Officer

May 2008

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2008 Semi-Annual Report

April 30, 2008 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2008, were as follows:

	Institutional Class		Service Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolio:
Money Market	2.93%	2.97%	2.88%	2.92%	2.83%	2.87%	2.78%	2.81%	2.68%	2.71%	2.43%	2.46%	2.63%	2.66%
Prime	2.86%	2.90%	2.81%	2.85%	2.76%	2.80%	2.71%	2.75%	2.61%	2.65%	2.36%	2.39%	—	—
Government	2.47%	2.50%	2.42%	2.45%	2.37%	2.40%	2.32%	2.35%	2.23%	2.25%	1.98%	2.00%	—	—
Government Securities	2.23%	2.25%	2.17%	2.20%	2.12%	2.15%	2.08%	2.10%	1.98%	1.99%	1.73%	1.74%	—	—
Treasury	1.86%	1.88%	1.81%	1.83%	1.76%	1.78%	1.71%	1.73%	1.61%	1.62%	1.36%	1.37%	1.56%	1.57%
Tax-Exempt	2.39%	2.41%	2.34%	2.36%	2.29%	2.31%	2.24%	2.26%	2.14%	2.16%	1.89%	1.91%	2.09%	2.11%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, shareholder administration plan fees (in the case of the Service, Investor and Administrative Classes), service and shareholder administration plan fees (in the case of the Advisory Class); distribution and shareholder service plan fees (in the case of the Participant and Cash Management Classes) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Government Securities Portfolio commenced operations on March 19, 2008; therefore, “Actual Expenses Paid During Period” reflect activity from March 19, 2008 through April 30, 2008.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Government Securities Portfolio commenced operations on March 19, 2008, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for the period was in effect during the period from November 1, 2007 through April 30, 2008.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 — April 30, 2008

Money Market Portfolio
Institutional Class
Actual	$1,000.00	$1,019.90	$0.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.27	0.60

Service Class
Actual	1,000.00	1,019.70	0.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.02	0.86

Investor Class
Actual	1,000.00	1,019.40	1.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.77	1.11

Administrative Class
Actual	1,000.00	1,019.20	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.52	1.36

Advisory Class
Actual	1,000.00	1,018.70	1.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.02	1.86

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 — April 30, 2008

Money Market Portfolio (cont’d)
Participant Class
Actual	$1,000.00	$1,017.40	$3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.12

Cash Management Class
Actual	1,000.00	1,018.40	2.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.77	2.11

* Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’, Participant Class’ and Cash Management Class’ annualized net expense ratios of 0.12%, 0.17%, 0.22%, 0.27%, 0.37%, 0.62% and 0.42%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Prime Portfolio
Institutional Class
Actual	$1,000.00	$1,019.40	$0.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.27	0.60

Service Class
Actual	1,000.00	1,019.20	0.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.02	0.86

Investor Class
Actual	1,000.00	1,018.90	1.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.77	1.11

Administrative Class
Actual	1,000.00	1,018.70	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.52	1.36

Advisory Class
Actual	1,000.00	1,018.20	1.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.02	1.86

Participant Class
Actual	1,000.00	1,016.90	3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.12

* Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.12%, 0.17%, 0.22%, 0.27%, 0.37% and 0.62%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Government Portfolio
Institutional Class
Actual	$1,000.00	$1,018.70	$0.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.27	0.60

Service Class
Actual	1,000.00	1,018.50	0.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.02	0.86

Investor Class
Actual	1,000.00	1,018.20	1.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.77	1.11

Administrative Class
Actual	1,000.00	1,018.00	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.52	1.36

Advisory Class
Actual	1,000.00	1,017.50	1.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.02	1.86

Participant Class
Actual	1,000.00	1,016.20	3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.12

* Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.12%, 0.17%, 0.22%, 0.27%, 0.37% and 0.62%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value April 30, 2008	Expenses Paid During Period* March 19, 2008 — April 30, 2008

Government Securities Portfolio
Institutional Class
Actual	$1,000.00	$1,002.60	$0.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.97	0.91

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value April 30, 2008	Expenses Paid During Period* March 19, 2008 — April 30, 2008

Government Securities Portfolio (cont’d)
Service Class
Actual	$1,000.00	$1,002.50	$0.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.72	1.16

Investor Class
Actual	1,000.00	1,002.50	0.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.47	1.41

Administrative Class
Actual	1,000.00	1,002.40	0.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.22	1.66

Advisory Class
Actual	1,000.00	1,002.30	0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.73	2.16

Participant Class
Actual	1,000.00	1,002.00	0.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.48	3.42

* Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.18%, 0.23%, 0.28%, 0.33%, 0.43% and 0.68%, respectively, multiplied by the average account value over the period, multiplied by 43/366 (to reflect the actual days in the period for the actual example) and multiplied by 182/366 (to reflect the one-half year period for the hypothetical example).

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expense Paid During Period* November 1, 2007 — April 30, 2008

Treasury Portfolio
Institutional Class
Actual	$1,000.00	$1,014.50	$0.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.27	0.60

Service Class
Actual	1,000.00	1,014.20	0.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.02	0.86

Investor Class
Actual	1,000.00	1,014.00	1.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.77	1.11

Administrative Class
Actual	1,000.00	1,013.70	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.52	1.36

Advisory Class
Actual	1,000.00	1,013.20	1.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.02	1.86

Participant Class
Actual	1,000.00	1,012.00	3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	3.07

Cash Management Class
Actual	1,000.00	1,013.00	2.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.77	2.11

* Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’, Participant Class’ and Cash Management Class’ annualized net expense ratios of 0.12%, 0.17%, 0.22%, 0.27%, 0.37%, 0.61% and 0.42%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Tax-Exempt Portfolio
Institutional Class
Actual	$1,000.00	$1,014.00	$0.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.27	0.60

Service Class
Actual	1,000.00	1,013.60	0.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.02	0.86

Investor Class
Actual	1,000.00	1,013.40	1.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.77	1.11

Administrative Class
Actual	1,000.00	1,013.10	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.52	1.36

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 — April 30, 2008

Tax-Exempt Portfolio (cont’d)
Advisory Class
Actual	$1,000.00	$1,012.60	$1.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.02	1.86

Participant Class
Actual	1,000.00	1,011.40	3.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.12

Cash Management Class
Actual	1,000.00	1,012.40	2.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.77	2.11

* Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’, Participant Class’ and Cash Management Class’ annualized net expense ratios of 0.12%, 0.17%, 0.22%, 0.27%, 0.37%, 0.62% and 0.42%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (15.6%)
International Banks (15.6%)
Banco Santander S.A.,
3.05%, 8/22/08	$87,500	$87,500
3.29%, 6/26/08	210,000	210,060
Bank of Montreal,
3.10%, 7/7/08	50,000	50,000
Bank of Nova Scotia,
2.85%, 5/2/08	50,000	50,000
Bank of Scotland,
3.06%, 9/25/08	100,000	100,000
3.27%, 7/25/08	50,000	50,031
4.70%, 5/1/08	27,000	27,000
Barclays Bank plc,
2.95%, 11/21/08	(b)80,000	80,000
Credit Industriel et Commercial S.A.,
3.21%, 7/29/08	270,000	270,000
Fortis Bank S.A.,
2.90%, 9/30/08	100,000	100,000
HSH Nordbank AG,
2.92%, 5/30/08	200,000	200,000
KBC Bank N.V.,
3.05%, 5/2/08	55,000	55,000
Natixis,
2.92%, 8/4/08	55,000	54,980
3.05%, 5/1/08	55,000	55,000
Societe Generale,
2.94%, 6/24/08	100,000	100,000
Toronto Dominion Bank Ltd.,
2.75%, 8/14/08 - 9/15/08	175,000	175,000
2.83%, 9/30/08	125,000	125,000
UBS AG,
4.04%, 6/16/08	45,000	45,002
Total Certificates of Deposit (Cost $1,834,573)		1,834,573
Commercial Paper (52.2%) (e)
Asset Backed — Automotive (3.9%)
DaimlerChrysler Revolving Auto Conduit LLC,
3.00%, 6/27/08	15,000	14,929
3.02%, 6/26/08	20,570	20,474
3.11%, 5/2/08	10,000	9,999
FCAR Owner Trust,
3.21%, 5/9/08	120,000	119,915
3.28%, 5/22/08	40,000	39,924
3.46%, 5/15/08	100,000	99,866
New Center Asset Trust,
3.26%, 5/30/08	150,000	149,607
		454,714
Asset Backed — Consumer (6.5%)
Barton Capital LLC,
3.23%, 5/13/08	(a)25,000	24,973
3.25%, 5/14/08	(a)50,000	49,942
Corporate Asset Funding Co., Inc.,
3.20%, 5/28/08	(a)50,000	49,881
Gemini Securitization Corp.,
3.00%, 7/29/08	(a)50,000	49,632
3.01%, 5/28/08 - 6/9/08	(a)120,375	120,040
3.02%, 5/19/08	(a)50,000	49,925
3.12%, 5/7/08	(a)30,000	29,984
Mont Blanc Capital Corp.,
3.01%, 5/23/08	(a)50,000	49,908
Palisades,
3.36%, 5/12/08	45,000	44,954
3.56%, 5/30/08	(a)155,000	154,557
Sydney Capital Corp.,
3.36%, 5/28/08	(a)40,000	39,900
Thames Asset Global Securitization, Inc.,
2.96%, 5/27/08	(a)98,949	98,738
		762,434
Asset Backed — Corporate (3.1%)
Atlantis One Funding Corp.,
3.02%, 6/30/08	(a)23,105	22,989
4.48%, 6/6/08	(a)30,000	29,868
Eureka Securitization, Inc.,
3.06%, 7/23/08	(a)47,000	46,671
3.26%, 5/23/08	(a)35,000	34,931
LMA Americas LLC,
3.08%, 5/28/08	(a)40,000	39,908
Nieuw Amsterdam Receivables Corp.,
2.75%, 5/1/08	(a)100,000	100,000
3.02%, 6/16/08	(a)35,000	34,866
Tulip Funding Corp.,
2.91%, 5/19/08	(a)61,818	61,728
		370,961
Asset Backed — Diversified (5.9%)
Clipper Receivables Co. LLC,
2.99%, 5/14/08	(a)125,000	124,865
3.08%, 6/2/08	(a)125,000	124,659
3.15%, 5/15/08	(a)50,000	49,939
Erasmus Capital Corp.,
3.02%, 6/30/08	(a)10,000	9,950
Liberty Street Funding LLC,
2.60%, 5/1/08	(a)35,000	35,000
2.97%, 5/29/08	(a)55,000	54,874
3.07%, 5/28/08	(a)100,000	99,771
Market Street Funding LLC,
3.06%, 6/24/08	(a)50,000	49,771
3.32%, 5/21/08 - 5/23/08	(a)70,000	69,866
Silver Tower US Funding LLC,
3.31%, 5/15/08	(a)55,000	54,929
Three Pillars Funding LLC,
3.01%, 5/20/08	(a)22,593	22,557
		696,181

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investment (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Asset Backed — Securities (13.5%)
Amstel Funding Corp.,
2.92%, 6/24/08	$ (a)25,000	$24,891
3.02%, 6/12/08	(a)50,000	49,825
3.05%, 5/19/08	(a)34,299	34,247
3.07%, 6/27/08	(a)45,000	44,783
3.15%, 6/10/08	(a)70,000	69,757
3.23%, 5/29/08	(a)100,000	99,751
Cancara Asset Securitization LLC,
3.07%, 8/29/08	(a)75,000	74,240
3.19%, 5/1/08	(a)30,000	30,000
3.20%, 5/9/08	(a)50,000	49,965
3.22%, 5/21/08	(a)35,000	34,938
Galaxy Funding, Inc.,
3.57%, 5/8/08	(a)35,000	34,976
Galleon Capital Corp.,
3.01%, 5/12/08 - 5/14/08	(a)75,000	74,923
3.12%, 5/27/08	(a)50,000	49,888
3.17%, 5/23/08	(a)50,000	49,903
Grampian Funding LLC,
2.95%, 6/12/08	(a)30,000	29,897
3.01%, 5/23/08	75,000	74,862
3.17%, 5/12/08	(a)87,500	87,416
3.21%, 5/6/08	(a)50,000	49,978
Scaldis Capital LLC,
2.97%, 5/29/08 - 6/26/08	(a)125,000	124,484
3.05%, 8/29/08	(a)30,000	29,698
3.07%, 6/27/08	(a)75,000	74,638
4.33%, 5/12/08	(a)50,000	49,935
Solitaire Funding LLC,
3.09%, 7/24/08 - 8/25/08	(a)90,000	89,261
3.15%, 7/7/08	(a)105,000	104,390
3.27%, 5/30/08	(a)150,000	149,609
		1,586,255
Banking (3.8%)
Bank of America Corp.,
2.63%, 9/23/08	75,000	74,215
2.87%, 8/26/08	23,678	23,460
Citigroup Funding, Inc.,
3.02%, 8/1/08	40,000	39,693
3.06%, 6/23/08	60,000	59,731
3.21%, 5/16/08	50,000	49,934
3.26%, 5/8/08	50,000	49,969
4.85%, 5/6/08	50,000	49,967
HSBC USA, Inc.,
3.08%, 6/4/08	75,000	74,784
State Street Corp.,
2.81%, 6/27/08	25,000	24,889
		446,642
Diversified Financial Services (0.4%)
Nestle Capital Corp.,
2.47%, 3/10/09	(a)50,000	48,952

Finance — Automotive (1.5%)
Toyota Motor Credit Corp.,
2.79%, 10/22/08	75,000	74,003
2.90%, 8/25/08	30,000	29,723
4.01%, 8/7/08	75,000	74,200
		177,926
Finance — Consumer (0.6%)
American Express Credit Corp.,
3.05%, 6/5/08 - 6/6/08	70,000	69,790

Financial Conglomerates (1.8%)
General Electric Capital Corp.,
2.81%, 8/15/08	60,000	59,511
3.55%, 7/21/08	75,000	74,411
4.00%, 9/5/08	75,000	73,968
		207,890
International Banks (10.1%)
Australia & New Zealand Banking Group Ltd.,
2.96%, 8/22/08	(b)25,000	25,000
Barclays U.S. Funding Corp.,
2.83%, 7/16/08	75,000	74,555
KBC Financial Products International Ltd.,
3.02%, 7/3/08	(a)60,000	59,687
4.40%, 7/8/08	(a)50,000	49,594
Royal Bank of Scotland plc,
4.35%, 7/9/08	(a)100,000	99,184
4.57%, 7/2/08	(a)55,000	54,577
4.93%, 5/28/08	(a)50,000	49,820
Santander Central Hispano Finance Delaware, Inc.,
2.87%, 6/9/08	19,300	19,240
Societe Generale N.A.,
3.07%, 9/30/08	75,000	74,040
4.58%, 7/2/08	65,000	64,499
Swedbank AB,
2.94%, 6/30/08	150,000	149,269
3.06%, 9/30/08	150,000	148,087
UBS Finance Delaware LLC,
2.91%, 6/5/08	87,400	87,154
2.92%, 6/6/08	12,800	12,763
3.23%, 7/18/08	150,000	148,966
4.45%, 6/11/08	70,000	69,652
		1,186,087
Investment Bankers/Brokers/Services (1.1%)
Goldman Sachs Group, Inc.,
4.01%, 5/23/08	125,000	124,698
Total Commercial Paper (Cost $6,132,530)		6,132,530

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Corporate Notes (2.8%)
Asset Backed — Securities (0.8%)
Mazarin Funding Corp.,
2.32%, 7/10/08	$ (a)(b)50,000	$49,999
5.39%, 6/16/08	(a)40,000	40,000
		89,999
Asset Backed — SIV (0.2%)
Asscher Finance Corp.,
5.45%, 6/25/08	(a)(b)20,000	20,000
Dorada Finance, Inc.,
5.37%, 6/6/08	(a)10,000	10,000
		30,000
Banking (0.5%)
Harris Trust & Savings Bank,
3.00%, 7/31/08	60,000	60,000

International Banks (1.3%)
Australia & New Zealand Banking Group Ltd.,
3.35%, 3/2/09	(a)(b)75,000	75,000
Societe Generale,
2.70%, 8/29/08	(a)(b)75,000	75,000
		150,000
Total Corporate Notes (Cost $329,999)		329,999
Floating Rate Notes (17.7%)
Asset Backed — SIV (0.6%)
Asscher Finance Corp.,
2.84%, 6/13/08	(a)(b)50,000	49,999
Kestrel Funding U.S. LLC,
2.08%, 6/24/08	(a)(b)25,000	25,000
		74,999
Banking (0.9%)
Union Hamilton Special Funding LLC,
2.90%, 6/23/08	(a)(b)25,000	25,000
3.10%, 6/16/08	(a)(b)50,000	50,000
Wachovia N.A.,
2.92%, 1/12/09	(b)30,000	30,000
		105,000
Finance — Automotive (0.2%)
American Honda Finance Corp.,
3.15%, 8/6/08	(a)(b)26,000	26,000

International Banks (14.0%)
Banque Federative Credit Mutuel,
2.73%, 8/13/08	(a)(b)305,130	305,130
Barclays Bank plc,
2.91%, 6/16/08	(a)(b)100,000	100,000
BNP Paribas,
3.13%, 5/7/08	(b)150,000	150,000
Caixa d’Estalvis de Catalunya,
3.04%, 6/30/08	(a)(b)180,000	180,000
Caja de Ahorros y Monte de Piedad de Madrid,
2.97%, 8/12/08	(b)120,000	120,000
Commonwealth Bank of Australia,
2.92%, 9/23/08	(a)(b)50,000	50,000
Depfa Bank plc,
2.86%, 7/15/08	(b)59,000	59,004
Deutsche Bank AG,
2.81%, 1/21/09	(b)100,000	100,000
Kommunalkredit International Bank Ltd.,
2.73%, 8/14/08	(a)(b)150,000	150,000
2.90%, 8/21/08	(a)(b)150,000	150,000
Royal Bank of Scotland plc,
2.83%, 8/20/08	(a)(b)135,000	135,000
2.90%, 1/15/09	(a)(b)100,000	100,000
Westpac Banking Corp.,
4.64%, 2/6/09	(a)(b)50,000	49,985
		1,649,119
Investment Bankers/Brokers/Services (2.0%)
Merrill Lynch & Co., Inc.,
2.86%, 8/14/08	(b)185,000	185,009
2.92%, 5/27/08	(b)40,000	40,001
		225,010
Total Floating Rate Notes (Cost $2,080,128)		2,080,128
Time Deposits (11.6%)
Banking (3.1%)
JPMorgan Chase & Co.,
2.50%, 5/1/08	350,000	350,000
Suntrust Bank,
2.25%, 5/1/08	19,760	19,760
		369,760
International Banks (8.5%)
Banco Bilbao Vizcaya Argentaria S.A.,
2.60%, 5/2/08	200,000	200,000
Dexia Credit Local S.A.,
2.50%, 5/1/08	300,000	300,000
KBC Bank N.V.,
2.38%, 5/1/08	200,000	200,000
Landesbank Hessen-Thueringen Girozent,
2.50%, 5/2/08	100,000	100,000
Societe Generale,
2.31%, 5/1/08	200,000	200,000
		1,000,000
Total Time Deposits (Cost $1,369,760)		1,369,760

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (3.0%)

Credit Suisse Securities USA LLC, 2.56%, dated 4/30/08, due 5/1/08, repurchase price $100,007; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: CVS Pass Through Trust, 7.77%, due 1/10/12; ENSCO International, Inc., 7.20%, due 11/15/27; Harcourt General, Inc., 8.88%, due 6/1/22; Pemex Project Funding Master Trust, 4.10%, due 6/15/10; Texas Gas Transmission LLC, 5.50%, due 4/1/13; Textron Financial Corp., 5.40%, due 4/28/13; Verizon North, Inc., 5.64%, due 1/1/21; Vodafone Group plc, 3.14%, due 6/15/11; Weatherford International, Inc., 5.95% - 6.35%, due 6/15/12 - 6/15/17, valued at $107,174.

	$100,000	$100,000

Wachovia Capital Markets LLC, 2.64%, dated 4/30/08, due 5/1/08, repurchase price $250,018; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Ace INA Holdings, Inc., 6.70%, due 5/15/36; AT&T, Inc., 4.13%, due 9/15/09; Citigroup, Inc., 5.30%, due 10/17/12; Coca-Cola Co. (The), 5.35%, due 11/15/17; CVS Caremark Corp., 6.30%, due 6/1/37; Developers Diversified Realty Corp., 3.88%, due 1/30/09; Diageo Capital plc, 5.13%, due 1/30/12; Entergy Gulf States, Inc., 4.88%, due 11/1/11; ERP Operating LP, 5.13%, due 3/15/16; Exelon Generation Co., LLC, 5.35%, due 1/15/14; General Electric Capital Corp., 4.88%, due 3/4/15; Goldman Sachs Group, Inc. (The), 6.15% - 6.25%, due 9/1/17 - 4/1/18; GulfSouth Pipeline Co., LP, 6.30%, due 8/15/17; Husky Energy, Inc., 6.20%, due 9/15/17; JPMorgan Chase & Co., 6.13%, due 6/27/17; McDonald’s Corp., 5.88%, due 10/15/17; MidAmerican Energy Holdings Co., 5.75%, due 4/1/18; Nationwide Health Properties, Inc., 6.25%, due 2/1/13; Occidental Petroleum Corp., 6.75%, due 1/15/12; Plains All American Pipeline LP/PAA Finance Corp., 6.13%, due 1/15/17; PSEG Power LLC, 6.95%, due 6/1/12; Southern Power Co., 6.38%, due 11/15/36; Southtrust Corp., 5.80%, due 6/15/14; Texas Eastern Transmission LP, 6.00%, due 9/15/17; Valero Logistics Operations LP, 6.88%, due 7/15/12; Wachovia Bank NA, 4.80%, due 11/1/14; Wachovia Corp., 3.13% - 4.88%, due 12/1/09 - 2/15/14; Weatherford International Ltd., 4.95%, due 10/15/13; XTO Energy, Inc., 6.38%, due 6/15/38, valued at $259,298.

	250,000	250,000
Total Repurchase Agreements (Cost $350,000)		350,000
Total Investments (102.9%) (Cost $12,096,990)		12,096,990
Liabilities in Excess of Other Assets (-2.9%)		(338,014)
Net Assets (100%)		$11,758,976

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2008.
(e)	The rates shown are the effective yields at the date of purchase.
SIV	Structured Investment Vehicle

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*                 Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (6.4%)
Banking (6.4%)
American Express Centurion Bank,
2.92%, 7/24/08	$250,000	$250,000
Bank of the West,
2.85%, 7/29/08	300,000	300,000
2.95%, 6/23/08	50,000	50,000
3.28%, 7/28/08	40,000	40,032
Comerica Bank,	300,000	300,000
2.90%, 6/24/08
HSBC USA, Inc.,
2.66%, 10/9/08	50,000	50,000
2.73%, 8/15/08	(b)130,000	130,000
M&I Marshall & Ilsley Bank,
2.72%, 6/30/08	250,000	250,000
Regions Financial Corp.,
2.90%, 7/29/08	300,000	300,000
Total Certificates of Deposit (Cost $1,670,032)		1,670,032
Commercial Paper (64.5%) (e)
Asset Backed — Automotive (4.1%)
DaimlerChrysler Revolving Auto Conduit LLC,
3.00%, 6/27/08	25,000	24,882
3.02%, 6/26/08	44,000	43,795
3.11%, 5/2/08	35,000	34,997
3.21%, 5/8/08	100,000	99,938
FCAR Owner Trust,
3.21%, 5/9/08	250,000	249,822
3.28%, 5/22/08	70,000	69,866
3.46%, 5/15/08	200,000	199,732
New Center Asset Trust,	365,000	364,044
3.26%, 5/30/08		1,087,076
Asset Backed — Consumer (11.0%)
Barton Capital LLC,
2.53%, 5/1/08	(a)145,280	145,280
3.23%, 5/13/08	(a)57,334	57,273
3.25%, 5/14/08	(a)50,000	49,942
Corporate Asset Funding Co., Inc.,
3.20%, 5/28/08	(a)250,000	249,406
Gemini Securitization Corp.,
2.50%, 5/1/08	(a)550,000	550,000
3.00%, 7/29/08	(a)150,000	148,895
3.01%, 5/29/08 - 6/6/08	(a)150,000	149,617
3.02%, 5/16/08 - 5/19/08	(a)165,000	164,777
3.12%, 5/7/08	(a)45,000	44,977
Mont Blanc Capital Corp.,
2.91%, 5/27/08	(a)125,000	124,738
3.01%, 5/23/08	(a)150,000	149,725
Old Line Funding Corp.,
2.75%, 5/5/08	(a)85,433	85,407
Palisades,
3.36%, 5/12/08	(a)50,000	49,949
3.51%, 6/6/08	(a)150,000	149,475
3.61%, 5/30/08	(a)200,000	199,420
Ranger Funding Co. LLC,
2.55%, 5/1/08	(a)222,591	222,591
Thames Asset Global Securitization, Inc.,
2.85%, 6/17/08	(a)75,909	75,626
2.95%, 5/8/08	(a)44,650	44,624
2.96%, 5/20/08 - 6/10/08	(a)240,534	240,119
		2,901,841
Asset Backed — Corporate (5.4%)
Atlantis One Funding Corp.,
3.02%, 6/30/08	(a)50,000	49,750
3.07%, 6/11/08 - 6/12/08	(a)300,000	298,945
3.12%, 5/6/08	(a)200,000	199,914
4.48%, 6/6/08	(a)50,000	49,780
4.57%, 6/5/08	(a)100,000	99,564
Eureka Securitization, Inc.,
3.26%, 5/23/08	(a)80,000	79,842
Nieuw Amsterdam Receivables Corp.,
2.75%, 5/1/08	(a)95,000	95,000
3.02%, 6/16/08	(a)100,000	99,617
Tulip Funding Corp.,
2.86%, 5/14/08	(a)114,661	114,543
2.94%, 5/30/08	(a)181,247	180,819
2.96%, 5/29/08	(a)100,000	99,770
3.01%, 5/27/08	(a)55,414	55,294
		1,422,838
Asset Backed — Diversified (7.7%)
Atlantic Asset Securitization Corp.,
2.83%, 5/19/08	(a)150,000	149,788
Clipper Receivables Co. LLC,
2.99%, 5/14/08	(a)350,000	349,623
3.08%, 6/2/08	(a)200,000	199,454
3.15%, 5/15/08	(a)220,000	219,731
Erasmus Capital Corp.,
3.02%, 6/13/08 - 6/30/08	(a)167,000	166,345
3.28%, 5/27/08	(a)27,094	27,031
Falcon Asset Securitization Corp.,
2.50%, 5/1/08	(a)75,006	75,006
Liberty Street Funding LLC,
2.97%, 5/29/08	(a)160,000	159,633
3.07%, 5/28/08	(a)100,000	99,771
Market Street Funding LLC,
3.06%, 6/24/08	(a)100,000	99,543
3.32%, 5/21/08 - 5/23/08	(a)160,000	159,692
Three Pillars Funding LLC,
2.47%, 5/1/08	(a)325,023	325,023
		2,030,640

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed — Securities (15.5%)
Amstel Funding Corp.,
2.92%, 6/24/08	$ (a)50,000	$49,783
3.02%, 6/12/08 - 7/11/08	(a)150,000	149,354
3.02%, 7/16/08	100,000	99,367
3.07%, 6/27/08	(a)110,000	109,469
3.15%, 6/10/08	(a)139,286	138,803
3.19%, 5/22/08	(a)247,840	247,381
3.23%, 5/29/08	(a)40,838	40,736
Cancara Asset Securitization LLC,
3.05%, 7/25/08	(a)175,000	173,748
3.07%, 8/29/08	(a)200,000	197,973
3.19%, 5/1/08	(a)90,000	90,000
3.20%, 5/9/08	(a)200,000	199,859
3.22%, 5/21/08	(a)65,000	64,885
Galleon Capital Corp.,
3.01%, 5/12/08 - 5/14/08	(a)257,643	257,376
3.12%, 5/27/08	(a)175,000	174,607
3.17%, 5/23/08	(a)120,000	119,768
Grampian Funding LLC,
2.91%, 5/30/08	(a)300,000	299,299
2.95%, 6/12/08	(a)200,000	199,316
3.01%, 5/23/08	(a)175,000	174,679
3.17%, 5/12/08	(a)125,000	124,880
3.21%, 5/6/08	(a)150,000	149,934
Scaldis Capital LLC,
2.97%, 5/29/08 - 6/26/08	(a)325,000	323,795
3.05%, 8/29/08	(a)120,000	118,792
3.07%, 5/5/08 - 6/27/08	(a)300,000	299,113
4.33%, 5/12/08	(a)100,000	99,870
Solitaire Funding LLC,
3.09%, 7/24/08 - 7/28/08	(a)125,000	124,076
3.15%, 7/7/08	(a)45,000	44,739
3.27%, 5/30/08	(a)15,000	14,961
		4,086,563
Banking (6.9%)
Bank of America Corp.,
2.63%, 9/23/08	175,000	173,167
2.87%, 8/26/08	50,000	49,540
2.90%, 9/5/08 - 10/23/08	450,000	444,506
Citigroup Funding, Inc.,
3.02%, 8/1/08	150,000	148,850
3.06%, 6/23/08 - 6/24/08	200,000	199,092
3.21%, 5/16/08	50,000	49,934
3.26%, 5/8/08	125,000	124,922
4.85%, 5/6/08	160,000	159,895
Fifth Third Bancorp.,
2.91%, 8/22/08	(a)(b)150,000	150,000
HSBC USA, Inc.,
2.68%, 9/15/08	225,000	222,731
3.08%, 6/4/08	65,000	64,813
State Street Corp.,
2.81%, 6/27/08	35,000	34,845
		1,822,295
Diversified Financial Services (0.5%)
Nestle Capital Corp.,
2.47%, 3/10/09	(a)127,500	124,827

Finance — Automotive (1.5%)
Toyota Motor Credit Corp.,
2.79%, 10/22/08	175,000	172,674
2.90%, 8/25/08	85,000	84,217
4.01%, 8/7/08	150,000	148,399
		405,290
Finance — Consumer (0.7%)
American Express Credit Corp.,
3.05%, 6/5/08 - 6/6/08	175,000	174,472

Financial Conglomerates (3.2%)
General Electric Capital Corp.,
2.79%, 10/27/08	200,000	197,265
2.81%, 8/15/08	175,000	173,573
3.29%, 9/5/08	360,000	355,908
3.55%, 7/21/08	125,000	124,018
		850,764
Insurance (1.3%)
Allianz Finance Corp.,
2.86%, 5/28/08	(a)215,000	214,540
ING America Insurance Holdings, Inc.,
2.70%, 7/18/08	50,000	49,710
2.80%, 7/16/08	70,000	69,589
		333,839
International Banks (5.8%)
Barclays U.S. Funding LLC,
2.83%, 7/16/08	175,000	173,962
2.95%, 11/17/08	200,000	196,794
3.05%, 8/25/08	150,000	148,548
Societe Generale N.A.,
2.94%, 6/24/08	200,000	199,124
3.07%, 9/30/08	150,000	148,081
UBS Finance Delaware LLC,
2.75%, 9/12/08	200,000	197,979
3.10%, 5/22/08 - 5/23/08	43,905	43,824
3.23%, 7/18/08	250,000	248,278
3.75%, 5/12/08	35,000	34,960
4.45%, 6/11/08	130,000	129,354
		1,520,904
Investment Bankers/Brokers/Services (0.9%)
Goldman Sachs Group, Inc.,
4.01%, 5/23/08	225,000	224,457
Total Commercial Paper (Cost $16,985,806)		16,985,806
Corporate Notes (6.2%)
Asset Backed — Securities (1.2%)
Mazarin Funding Corp.,
2.32%, 7/10/08	(a)(b)150,000	149,997
5.39%, 6/16/08	(a)160,000	160,000
		309,997

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
Asset Backed — SIV (0.3%)
Asscher Finance Corp.,
5.45%, 6/25/08	$ (a)85,000	$85,000

Banking (4.7%)
Bank of America N.A.,
2.80%, 6/10/08	250,000	249,970
Harris Trust & Saving Bank,
3.00%, 7/31/08	240,000	240,000
Regions Bank,
4.38%, 6/9/08	200,000	200,000
4.52%, 7/3/08	150,000	150,000
U.S. Bank N.A.,
2.62%, 9/15/08	200,000	200,000
Wachovia Bank N.A.,
2.91%, 5/1/09	(b)200,000	200,000
		1,239,970
Total Corporate Notes (Cost $1,634,967)		1,634,967
Floating Rate Notes (6.6%)
Asset Backed — SIV (1.6%)
Asscher Finance Corp.,
2.84%, 6/13/08	(a)(b)200,000	199,998
Kestrel Funding U.S. LLC,
2.08%, 6/24/08	(a)(b)125,000	125,000
Links Finance LLC,
3.03%, 5/19/08	(a)(b)100,000	99,999
		424,997
Banking (2.6%)
Union Hamilton Special Funding LLC,
3.10%, 6/16/08	(a)(b)150,000	150,000
Wachovia Bank N.A.,
2.52%, 6/27/08	(b)315,000	315,014
2.65%, 6/27/08	(b)70,000	70,002
2.92%, 1/12/09	(b)70,000	70,000
Wells Fargo & Co.,
2.80%, 1/14/09	(a)(b)87,565	87,565
		692,581
Finance — Automotive (1.4%)
American Honda Finance Corp.,
2.91%, 6/11/08	(a)(b)187,500	187,500
3.06%, 5/12/08	(a)(b)40,000	40,000
3.07%, 5/9/08	(a)(b)50,000	50,000
Toyota Motor Credit Corp.,
2.07%, 5/12/08	(b)100,000	100,000
		377,500
Investment Bankers/Brokers/Services (1.0%)
Merrill Lynch & Co., Inc.,
2.86%, 8/14/08	(b)215,000	215,000
2.92%, 5/27/08	(b)50,000	50,002
		265,002
Total Floating Rate Notes (Cost $1,760,080)		1,760,080
Mortgage Bond (0.6%)
Asset Backed — Mortgage (0.6%)
Wachovia Bank Commercial Mortgage Trust,
2.72%, 6/15/49 (Cost $150,000)	(a)(b)150,000	150,000
Promissory Note (0.3%)
Banking (0.3%)
JPMorgan Chase & Co.,
2.73%, 8/11/08 (Cost $75,000)	(b)75,000	75,000

Time Deposits (9.0%)
Banking (9.0%)
JPMorgan Chase & Co.,
2.25%, 5/1/08	750,000	750,000
2.44%, 5/1/08	204,590	204,590
Regions Bank,
2.31%, 5/1/08	400,000	400,000
Wells Fargo Bank N.A.,
2.38%, 5/1/08	1,000,000	1,000,000
Total Time Deposits (Cost $2,354,590)		2,354,590
Repurchase Agreements (8.0%)
Barclays Capital, Inc., 2.59%, dated 4/30/08, due 5/1/08, repurchase price $300,022; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Credit Suisse USA, Inc., 3.19%, due 6/2/08; JPMorgan Chase & Co., 2.88%, due 10/2/09; Swiss Re Capital I LP, 6.85%, due 5/25/16, valued at $306,000.	300,000	300,000

Credit Suisse Securities USA LLC, 2.56%, dated 4/30/08, due 5/1/08, repurchase price $900,064; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Allied Capital Corp., 6.00%, due 4/1/12; Allied World Assurance Co. Holdings Ltd., 7.50%, due 8/1/16; Ameren Energy Generating Co., 7.95%, due 6/1/32; Atmos Energy Corp., 4.00%, due 10/15/09; Autozone, Inc., 4.75% - 6.95%, due 11/15/10 - 6/15/16; BAE Systems Holdings, Inc., 5.20% - 6.40%, due 12/15/11 - 8/15/15; Black & Decker Corp., 4.75%, due 11/1/14; Burlington Northern Santa Fe Corp., 5.65% - 8.13%, due 3/15/09 - 6/1/36; Cedar Brakes II LLC, 9.88%, due 9/1/13; CenturyTel, Inc., 5.00%, due 2/15/15; Clorox Co., 5.95%, due 10/15/17; ConAgra Foods, Inc., 8.25%, due 9/15/30; Continental Airlines, Inc., 6.70%, due 6/15/21; Countrywide Financial Corp., 2.82% - 4.50%, due 12/19/08 - 6/15/10; Countrywide Home Loans, Inc., 4.13%, due 9/15/09; COX Enterprises, Inc., 7.38%, due 7/15/27; CVS Caremark Corp., 4.88% -

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont’d)

6.25%, due 8/15/11 - 6/1/27; CVS Pass-Through Trust, 5.30% - 7.96%, due 10/10/10 - 1/11/27; DCP Midstream LLC, 5.38%, due 10/15/15; Delta Air Lines, Inc., 6.62%, due 3/18/11; Dominion Resources, Inc., 5.15%, due 7/15/15; DPL, Inc., 6.88%, due 9/1/11; Eastman Chemical Co., 7.25%, due 1/15/24; Enbridge Energy Partners LP, 7.00% - 7.13%, due 10/1/18 - 10/1/28; Entergy Gulf States, Inc., 3.74% - 5.70%, due 12/8/08 - 6/1/15; Falconbridge Ltd., 7.35%, due 6/5/12; Farmers Exchange Capital, 7.05%, due 7/15/28; First Industrial LP, 6.88%, due 4/15/12; FirstMerit Bank N.A., 8.63%, due 4/1/10; Husky Energy, Inc., 6.25%, due 6/15/12; Ispat Inland ULC, 9.75%, due 4/1/14; iStar Financial, Inc., 5.88% - 5.95%, due 10/15/13 - 3/15/16; Kraft Foods, Inc., 5.63% - 7.00%, due 11/1/11 - 8/11/37; Marriott International, Inc., 6.38%, due 6/15/17; Monongahela Power Co., 5.70%, due 3/15/17; Motorola, Inc., 6.00% - 7.63%, due 11/15/10 - 11/15/17; Newell Rubbermaid, Inc., 6.35% - 6.75%, due 3/15/12 - 7/15/28; Newmont Gold Co. Pass Through Trusts, 9.25%, due 7/5/12; News America Holdings, Inc., 7.75% - 9.25%, due 2/1/13 - 1/20/24; News America, Inc., 6.20% -7.30%, due 4/30/28 - 12/15/34; Nisource Capital Markets, Inc., 7.72% - 7.92%, due 4/17/09 - 4/3/17; Quest Diagnostics, Inc., 5.45% - 7.50%, due 7/12/11 - 11/1/15; RR Donnelley & Sons Co., 3.75% - 8.88%, due 4/1/09 - 4/15/21; Safeway, Inc., 5.63%, due 8/15/14; Southern Union Co., 8.25%, due 11/15/29; Spectra Energy Capital LLC, 4.37% - 6.75%, due 3/1/09 - 2/15/32; Talisman Energy, Inc., 5.75%, due 5/15/35; Teva Pharmaceutical Finance LLC, 6.15%, due 2/1/36; Time Warner Entertainment Co. LP, 8.38% - 8.88%, due 10/1/12 - 3/15/23; Time Warner, Inc., 5.88% - 7.63, due 4/15/11 - 11/15/36; Transocean, Inc., 7.45%, due 4/15/27; Washington Mutual Bank N.V., 2.95% - 2.96%, due 5/1/09 - 6/16/10; Westar Energy, Inc., 7.13%, due 8/1/09; Xerox Corp., 9.75%, due 1/15/09; Xstrata Canada Corp., 5.50% - 6.20%, due 6/15/17 - 6/15/35; Xstrata Finance Canada Ltd., 5.50% - 6.90%, due 11/16/11 - 11/15/37; Xstrata Finance Dubai Ltd., 3.04%, due 11/13/09; ZFS Finance USA Trust I, 5.88% - 6.15%, due 5/9/32 - 12/15/65; ZFS Finance USA Trust III, 3.95%, due 12/15/65, valued at $918,004.

	$900,000	$900,000
HSBC Securities USA, Inc., 2.54%, dated 4/30/08, due 5/1/08, repurchase price $100,007; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Ameren Energy Generating Co., 8.35%, due 11/1/10; Appalachian Power Co., 5.00%, due 6/1/17; Comcast Corp., 6.45%, due 3/15/37; Countrywide Home Loans, Inc., 6.25%, due 4/15/09; CSX Transportation, Inc., 7.88%, due 5/15/43; Macy’s Retail Holdings, Inc., 6.63%, due 9/1/08; Northrop Grumman Systems Corp., 7.75%, due 3/1/16; SLM Corp., 2.43% - 4.50%, due 12/15/08 - 7/26/10, valued at $103,127.	100,000	100,000

UBS Securities LLC, 2.59%, dated 4/30/08, due 5/1/08, repurchase price $500,036; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Agrium, Inc., 8.25%, due 2/15/11; Arrow Electronics, Inc., 6.88%, due 7/1/13; Avnet, Inc., 6.63%, due 9/15/16; Brandywine Operating Partnership LP, 5.40% - 5.75%, due 12/15/10 - 11/1/14; Canadian Oil Sands Ltd., 5.80%, due 8/15/13; Carpenter Technology Corp., 7.63%, due 8/15/11; CBS Corp., 6.63%, due 5/15/11; Coca-Cola Bottling Co., 6.38% - 7.20%, due 5/1/09 - 7/1/09; Colonial Realty LP, 4.80%, due 4/1/11; Converium Holdings North America, Inc., 7.13%, due 10/15/23; COX Communications, Inc., 4.63% - 7.75%, due 1/15/10 - 11/1/10; Empresa Nacional de Electricidad S.A., 8.35%, due 8/1/13; Endesa-Chile Overseas Co., 7.33%, due 2/1/37; Energy Transfer Partners LP, 5.95%, due 2/1/15; Enersis S.A., 7.38%, due 1/15/14; Equity One, Inc., 3.88%, due 4/15/09; Erac USA Finance Co., 5.80% - 7.00%, due 10/15/12 - 10/15/37; Fidelity National Financial, Inc., 7.30%, due 8/15/11; Glencore Funding LLC, 6.00%, due 4/15/14; Health Care REIT, Inc., 5.88% - 6.00%, due 11/15/13 - 5/15/15; Hearst-Argyle Television, Inc., 7.00%, due 1/15/18; Hospitality Properties Trust, 5.13% - 6.30%, due 2/15/15 - 6/15/16; HRPT Properties Trust, 5.75%, due 11/1/15; Humana, Inc., 6.45%, due 6/1/16;

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont’d)

Independence Community Bank Corp., 4.90%, due 9/23/10; Janus Capital Group, Inc., 5.88%, due 9/15/11; Kerr-McGee Corp., 6.88%, due 9/15/11; Limited Brands, Inc., 5.25% - 6.95%, due 12/1/12 - 3/1/33; Lubrizol Corp., 5.88% - 7.25%, due 12/1/08 - 6/15/25; Macy’s Retail Holdings, Inc., 7.45%, due 9/15/11; Marsh & McLennan Cos, Inc., 4.85% - 5.75%, due 2/15/13 - 9/15/15; MeadWestvaco Corp., 6.85%, due 4/1/12; Murphy Oil Corp., 6.38%, due 5/1/12; National Retail Properties, Inc., 6.15% - 6.25%, due 6/15/14 - 12/15/15; Nationwide Health Properties, Inc., 8.25%, due 7/1/12; Nexen, Inc., 5.88% - 7.40%, due 5/1/28 - 3/10/35; Nextel Communications, Inc., 5.95%, due 3/15/14; Northeast Utilities System, 3.30%, due 6/1/08; Odyssey Re Holdings Corp., 6.88%, due 5/1/15; Oneok, Inc., 5.20%, due 6/15/15; Post Apartment Homes LP, 5.13% - 7.70%, due 12/20/10 - 10/12/11; Power Contract Financing LLC, 6.26%, due 2/1/10; Power Receivable Finance LLC, 6.29%, due 1/1/12; Rogers Cable, Inc., 5.50%, due 3/15/14; Rogers Wireless, Inc., 9.63%, due 5/1/11; RPM International, Inc., 6.25%, due 12/15/13; SLM Corp., 1.80% - 5.18%, due 6/15/08 - 3/15/13; Sovereign Bancorp, Inc., 4.80%, due 9/1/10; Starwood Hotels & Resorts Worldwide, Inc., 7.88%, due 5/1/12; Tenaska Georgia Partners LP, 9.50%, due 2/1/30; Toll Brothers Finance Corp., 4.95% - 5.95%, due 9/15/13 - 3/15/14; Transelec S.A., 7.88%, due 4/15/11; UDR, Inc., 6.50% - 8.50%, due 6/15/09 - 9/15/24; Union Pacific Resources Group, Inc., 6.75%, due 5/15/08; UPM-Kymmene Oyj, 5.50%, due 1/30/18; Vale Inco Ltd., 7.20%, due 9/15/32; Vale Overseas Ltd., 8.25%, due 1/17/34; Washington Mutual Bank/Henderson N.V., 5.50% - 6.88%, due 6/15/11 - 8/15/14; XTO Energy, Inc., 6.10%, due 4/1/36, valued at $515,926.

	$500,000	$500,000

Wachovia Capital Markets LLC, 2.64%, dated 4/30/08, due 5/1/08, repurchase price $300,022; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Appalachian Power Co., 5.00%, due 6/1/17; Boardwalk Pipelines LP, 5.88%, due 11/15/16; Caterpillar Financial Services Corp., 5.85%, due 9/1/17; Commonwealth Edison Co., 6.15%, due 9/15/17; Dominion Resources, Inc., 5.70%, due 9/17/12; Duke Energy Carolinas LLC, 6.25%, due 1/15/12; Fleet National Bank, 5.75%, due 1/15/09; Hess Corp., 6.65%, due 8/15/11; Oneok, Inc., 6.00%, due 6/15/35; Plains All American Pipeline LP, 6.13%, due 1/15/17; Prudential Financial, Inc., 5.10%, due 9/20/14; Southwestern Public Service Co., 5.60%, due 10/1/16; Time Warner, Inc., 6.75%, due 4/15/11; Verizon Communications, Inc., 5.25%, due 4/15/13; Virginia Electric and Power Co., 5.95%, due 9/15/17; Wachovia Bank N.A., 5.85%, due 2/1/37; Wachovia Corp., 2.92% - 7.98%, due 3/15/11; Wal-Mart Stores, Inc., 6.20%, due 4/15/38; Walt Disney Co. (The), 5.88%, due 12/15/17, valued at $311,840.

	300,000	300,000
Total Repurchase Agreements (Cost $2,100,000)		2,100,000
Total Investments (101.6%) (Cost $26,730,475)		26,730,475
Liabilities in Excess of other Assets (-1.6%)		(410,881)
Net Assets (100%)		$26,319,594

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2008.
(e)	The rates shown are the effective yields at the date of purchase.
SIV	Structured Investment Vehicle

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

* Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (62.7%)
Federal Farm Credit Bank,
2.07%, 5/1/08	$ (b)50,000	$49,976
2.10%, 5/1/08	(b)50,000	49,991
2.11%, 5/1/08	(b)100,000	99,972
2.20%, 5/1/08	(b)60,000	60,000
2.23%, 6/16/08	(b)40,000	39,998
2.24%, 8/18/08	(b)18,000	17,992
2.28%, 3/11/09	(b)225,000	224,987
2.31%, 5/27/09	(b)100,000	100,000
2.32%, 5/1/08	(b)150,000	149,968
2.33%, 5/1/08	(b)25,000	24,997
2.34%, 5/1/08	(b)100,000	100,000
2.58%, 6/13/08	(b)5,000	5,000
2.62%, 10/30/08	(d)5,400	5,329
2.68%, 5/29/08	(d)4,000	3,992
2.73%, 10/1/08	(d)17,000	16,805
2.78%, 5/29/08	(b)13,500	13,496
2.88%, 2/12/09	15,000	15,000
3.60%, 1/14/09	50,000	50,504
3.75%, 1/15/09	40,549	40,904
4.88%, 4/13/09	5,000	5,130
Federal Home Loan Bank,
2.09%, 2/13/09	(b)80,000	80,000
2.11%, 12/3/08 - 2/13/09	(b)175,000	174,988
2.15%, 5/1/08	(b)50,000	50,000
2.17%, 4/21/09	(b)50,000	50,000
2.20%, 10/17/08 - 1/14/09	91,600	91,574
2.22%, 1/2/09	50,000	49,996
2.25%, 10/3/08	100,000	100,000
2.26%, 10/10/08 - 10/17/08	225,000	225,023
2.34%, 5/1/08	(b)100,000	100,000
2.37%, 5/1/08	(b)75,000	75,000
2.45%, 9/11/08	96,695	96,695
2.50%, 10/24/08	(d)5,645	5,577
2.52%, 4/14/09	(b)84,000	84,000
2.53%, 7/16/08 - 12/3/08	(b)240,000	240,013
2.55%, 12/12/08	(b)44,500	44,500
2.56%, 7/7/08	(b)75,000	75,000
2.58%, 8/26/08 - 9/17/08	150,000	150,096
2.59%, 6/18/08	(b)30,000	29,998
2.60%, 9/4/08	30,000	29,999
2.63%, 7/15/08	102,000	101,718
2.63%, 5/2/08 - 5/17/08	(b)420,000	419,941
2.64%, 5/13/08 - 12/15/08	(b)104,000	104,002
2.65%, 9/17/08	(b)60,000	59,991
2.65%, 2/27/09	129,000	129,484
2.70%, 3/17/09	25,000	25,000
2.71%, 5/14/08	(d)13,952	13,938
2.74%, 6/11/08	(b)200,000	200,104
2.75%, 2/20/09 - 2/25/09	111,600	111,595
2.76%, 2/11/09	80,000	80,000
2.79%, 8/22/08	(b)100,000	100,000
2.80%, 2/6/09 - 2/25/09	100,600	100,600
2.82%, 5/27/08	(b)50,000	49,987
2.83%, 5/27/08	(b)75,000	75,000
2.85%, 11/26/08	(b)200,000	200,006
2.85%, 2/13/09	70,000	70,000
2.86%, 5/20/09	(b)100,000	99,951
2.88%, 7/8/08	85,000	85,017
2.89%, 5/13/09	(b)100,000	100,000
2.90%, 2/27/09 - 3/20/09	94,000	94,000
2.92%, 2/27/09	75,000	75,000
2.94%, 8/15/08	(b)50,000	50,009
2.95%, 2/18/09	(b)200,000	200,000
2.96%, 5/5/08	(b)358,200	358,046
2.98%, 2/27/09	50,000	50,000
3.00%, 3/4/09 - 3/10/09	38,000	38,001
3.05%, 1/29/09	8,025	8,024
3.36%, 7/18/08	(d)24,259	24,084
3.46%, 7/21/08	(d)14,110	14,001
3.63%, 11/14/08	12,000	12,101
3.75%, 8/15/08	9,035	9,013
3.88%, 8/22/08	39,670	39,757
3.92%, 7/28/08	7,000	7,021
4.10%, 6/13/08	38,725	38,701
4.20%, 6/18/08	25,000	24,997
4.25%, 9/12/08	23,000	23,171
4.30%, 5/21/08	30,000	29,999
4.38%, 10/3/08	23,000	23,211
4.38%, 12/19/08	(j)3,800	3,822
4.50%, 11/5/08	100,000	100,000
4.57%, 11/28/08	50,000	50,000
4.63%, 10/24/08 - 11/21/08	75,000	75,889
4.75%, 6/11/08 - 12/12/08	74,140	74,263
4.88%, 8/7/08	15,430	15,440
4.89%, 8/20/08	4,770	4,802
5.13%, 6/18/08 - 7/23/08	40,000	40,035
5.25%, 3/13/09	12,540	12,869
5.40%, 1/21/09	47,000	48,066
5.80%, 9/2/08	26,570	26,747
Federal Home Loan Mortgage Corp.,
2.10%, 9/8/08	(d)97,000	96,271
2.11%, 9/29/08	(d)122,784	121,709
2.14%, 10/6/08 - 12/29/08	(d)103,436	101,986
2.54%, 9/30/08	(b)150,000	149,964
2.65%, 5/27/08	(d)41,127	41,049
2.66%, 5/8/08	(b)175,000	174,945
2.70%, 5/18/08	(b)100,000	100,000
2.85%, 2/19/09	50,000	50,000
2.92%, 3/30/09	43,505	43,507
3.38%, 8/18/08	(d)18,835	18,644
3.50%, 5/21/08	1,160	1,160
3.63%, 5/9/08 - 9/15/08	72,596	72,807
3.66%, 6/12/08 - 6/16/08	(d)107,379	106,909
3.71%, 6/13/08	(d)73,682	73,357
3.73%, 6/5/08	(d)41,736	41,585
4.18%, 5/5/08	(d)15,000	14,993
4.25%, 6/23/08	24,550	24,530
4.30%, 5/5/08 - 12/12/08	85,000	84,995

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (cont’d)
Federal Home Loan Mortgage Corp. (cont’d),
4.35%, 6/2/08	$3,000	$2,998
4.38%, 12/11/08	50,000	50,000
4.48%, 9/19/08	10,000	10,066
4.50%, 8/4/08	1,990	1,990
4.61%, 9/15/08	(d)10,000	9,828
4.63%, 9/15/08 - 12/19/08	25,392	25,648
4.70%, 10/6/08	11,050	11,152
4.75%, 3/5/09	50,000	51,121
4.88%, 2/17/09	20,000	20,388
5.00%, 7/23/08 - 1/16/09	41,450	41,959
5.13%, 8/14/08	6,485	6,526
Federal National Mortgage Association,
2.10%, 1/9/09	(b)75,000	75,000
2.14%, 10/15/08	(d)28,922	28,638
2.16%, 10/31/08	(d)10,413	10,300
2.22%, 12/26/08	(d)5,425	5,346
2.37%, 8/27/08	(d)5,458	5,416
2.50%, 6/15/08	55,717	55,626
2.63%, 8/13/08	(d)3,856	3,827
2.65%, 5/28/08	(d)29,000	28,943
2.88%, 5/19/08	39,180	39,155
2.92%, 7/16/08	(d)210,402	209,113
3.25%, 8/15/08	100,000	99,875
3.38%, 12/15/08	36,586	36,846
3.46%, 6/11/08	(d)15,000	14,941
3.71%, 6/20/08	(d)125,000	124,359
3.72%, 7/9/08	(d)92,724	92,067
3.87%, 5/16/08	(d)181,400	181,108
3.88%, 7/15/08 - 11/17/08	23,860	23,980
3.94%, 5/12/08	(d)77,390	77,297
4.00%, 9/2/08 - 1/26/09	74,377	75,199
4.50%, 8/15/08 - 10/15/08	48,595	48,922
4.54%, 8/29/08	(d)45,000	44,329
5.00%, 1/23/09	17,028	17,333
5.25%, 6/15/08 - 1/15/09	215,636	219,490
Total U.S. Government & Agency Securities (Cost $9,591,100)		9,591,100
Repurchase Agreements (37.2%)
Banc of America LLC, 2.90%, date 2/1/08, due 5/30/08, repurchase price $75,719; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.00%, due 1/1/35; Federal National Mortgage Association, Fixed Rate Mortgage: 6.50%, due 3/1/38, valued at $76,500.	75,000	75,000

Barclays Capital, Inc., 1.98%, dated 4/30/08, due 5/1/08, repurchase price $910,050; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.61% - 6.27%, due 6/1/34 - 10/1/37; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.50% - 6.00%, due 11/1/35 - 4/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.17% - 6.26%, due 12/1/34 - 5/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% - 5.50%, due 3/1/22 - 4/1/38, valued at $928,200.

	910,000	910,000
Barclays Capital, Inc., 2.60%, dated 2/13/08, due 8/12/08, repurchase price $75,980; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 6.00%, due 2/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% - 6.00%, due 4/1/23 - 4/1/38, valued at $76,500.	75,000	75,000
Barclays Capital, Inc., 2.65%, dated 2/11/08, due 7/11/08, repurchase price $60,667; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.50%, due 5/1/24; Federal National Mortgage Association, Adjustable Rate Mortgages: 6.13% - 6.17%, due 10/1/36 - 9/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: 5.50%, due 8/1/36 - 10/1/36, valued at $61,200.	60,000	60,000
Barclays Capital, Inc., 2.65%, dated 2/19/08, due 7/21/08, repurchase price $25,282; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 5.50%, due 7/1/36 - 4/1/38, valued at $25,500.	25,000	25,000

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Barclays Capital, Inc., 2.70%, dated 2/6/08, due 7/7/08, repurchase price $75,855; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.78%, due 9/1/35; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.50%, due 5/1/33 - 4/1/37; Federal National Mortgage Association, Adjustable Rate Mortgage: 5.64%, due 5/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% - 6.00%, due 3/1/23 - 9/1/47, valued at $76,500.	$75,000	$75,000
Barclays Capital, Inc., 2.70%, dated 2/11/08, due 6/11/08, repurchase price $60,545; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.50% – 6.50%, due 12/1/34 - 11/1/47; Federal National Mortgage Association, Fixed Rate Mortgages: 5.12% - 5.50%, due 1/1/17 - 10/1/36, valued at $61,200.	60,000	60,000
Barclays Capital, Inc., 2.70%, dated 2/14/08, due 7/14/08, repurchase price $25,283; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.50%, due 8/1/35 - 4/1/38, valued at $25,500.	25,000	25,000
Barclays Capital, Inc., 2.80%, dated 2/14/08, due 6/16/08, repurchase price $25,239; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 5.50%, due 4/1/38 - 5/1/47, valued at $25,500.	25,000	25,000

Deutsche Bank Securities, Inc., 2.00%, dated 4/30/08, due 5/1/08, repurchase price $2,730,152; fully collateralized by cash, U.S. government agency and U.S. government securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgages: 3.38% - 6.69%, due 7/15/08 - 4/21/28; Federal Home Loan Bank, Adjustable Rate Mortgage: 2.48%, due 8/13/09; Federal Home Loan Bank, Fixed Rate Mortgages: Zero Coupon - 7.63%, due 5/7/08 - 6/5/28; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.07% - 7.25%, due 7/1/18 - 4/1/38; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 4.00% - 9.50%, due 5/1/08 - 4/1/47; Federal National Mortgage Association, Adjustable Rate Mortgages: 2.11% - 7.29%, due 7/1/16 - 1/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: Zero Coupon - 8.10%, due 5/19/08 - 5/15/37; Government National Mortgage Association, Adjustable Rate Mortgages: 3.75%, due 1/20/34; Tennessee Valley Authority, Fixed Rate Mortgages: 4.38% - 6.79%, due 11/13/08 - 1/15/38; U.S. Treasury Bills: 0.73% - 1.70%, due 5/1/08 - 10/23/08; U.S. Treasury Bonds: 4.75% - 12.00%, due 8/15/13 - 2/15/38; U.S. Treasury Bonds Coupon STRIPS, due 11/15/18 - 2/15/37; U.S. Treasury Bonds Principal STRIPS, due 5/15/20 - 2/15/38; U.S. Treasury Inflation Indexed Notes: 1.63% - 2.63%, due 4/15/12 - 7/15/17; U.S. Treasury Notes: 1.75% - 6.50%, due 5/15/08 - 2/15/18, valued at $2,795,680.

	2,730,000	2,730,000
Goldman Sachs & Co., 2.00%, dated 4/30/08, due 5/1/08, repurchase price $993,106; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 4.50% - 6.50%, due 9/1/18 - 4/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 6.50%, due 5/1/22 - 2/1/38, valued at $1,022,843.	993,051	993,051
UBS Securities LLC, 2.68%, dated 2/28/08, due 6/30/08, repurchase price $50,458; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 6.00% - 8.00%, due 10/1/30 - 6/1/47, valued at $51,500.	50,000	50,000

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
UBS Securities LLC, 2.70%, dated 2/27/08, due 6/27/08, repurchase price $100,908; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% - 7.50%, due 1/1/19 - 4/1/38, valued at $103,000.	$100,000	$100,000
UBS Securities LLC, 2.73%, dated 2/28/08, due 5/29/08, repurchase price $50,345; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% - 6.50%, due 3/1/33 - 8/1/37, valued at $51,502.	50,000	50,000
UBS Securities LLC, 2.75%, dated 2/22/08, due 6/24/08, repurchase price $50,470; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 6.00%, due 6/1/18 - 12/1/37, valued at $51,503.	50,000	50,000
UBS Securities LLC, 2.95%, dated 1/31/08, due 5/1/08, repurchase price $50,373; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% - 6.50%, due 11/1/08 - 1/1/38, valued at $51,504.	50,000	50,000
UBS Securities LLC, 3.80%, dated 1/11/08, due 7/9/08, repurchase price $40,760; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 6.00% - 6.50%, due 9/1/11 - 10/1/37, valued at $41,204.	40,000	40,000
UBS Securities LLC, 3.85%, dated 1/10/08, due 6/10/08, repurchase price $25,406; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% - 6.50%, due 9/1/11 - 6/1/36, valued at $25,754.	25,000	25,000
UBS Securities LLC, 5.32%, dated 6/1/07, due 5/27/08, repurchase price $10,533; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 6.50%, due 6/1/36, valued at $10,302.	10,000	10,000
UBS Securities LLC, 5.37%, dated 6/12/07, due 6/6/08, repurchase price $10,537; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% - 6.50%, due 11/1/35 - 6/1/36, valued at $10,300.	10,000	10,000

Wachovia Capital Markets LLC, 2.00%, dated 4/30/08, due 5/1/08, repurchase price $250,014; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 4.99% - 5.16%, due 9/1/35 - 2/1/36; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.73% - 5.99%, due 6/1/17 - 11/1/35; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 6.55%, due 4/1/09 - 3/1/38; Government National Mortgage Association, Fixed Rate Mortgages: 8.00%, due 1/20/27, valued at $255,000.

	250,000	250,000
Total Repurchase Agreements (Cost $5,688,051)		5,688,051
Total Investments (99.9%) (Cost $15,279,151)		15,279,151
Other Assets in Excess of Liabilities (0.1%)		18,166
Net Assets (100%)		$15,297,317

(b)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2008.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(j)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2008. Maturity date disclosed is the ultimate maturity date.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Government Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (99.7%)
Federal Farm Credit Bank,
2.10%, 11/21/08	$ (d)1,623	$1,604
2.11%, 5/1/08	(b)25,000	24,993
2.71%, 5/30/08	(b)5,000	5,000
2.78%, 5/29/08	(b)1,500	1,500
3.00%, 7/28/08	1,000	1,002
3.38%, 6/12/08 - 7/15/08	1,470	1,472
3.63%, 10/24/08	1,000	1,007
4.00%, 10/28/08	2,000	2,017
4.88%, 10/6/08	1,000	1,011
Federal Home Loan Bank,
1.75%, 5/1/08	(d)8,495	8,495
2.00%, 5/6/08	(d)1,300	1,300
2.02%, 5/8/08 - 5/23/08	(d)14,000	13,990
2.03%, 5/9/08 - 5/14/08	(d)21,516	21,503
2.06%, 5/2/08	(d)15,298	15,297
2.07%, 5/7/08	(d)6,307	6,305
2.11%, 5/12/08	(d)950	949
2.69%, 5/6/08	(b)17,500	17,499
2.96%, 5/5/08	(b)24,000	23,999
3.63%, 11/14/08	850	856
3.75%, 8/15/08	2,000	2,008
3.88%, 8/22/08	500	502
4.10%, 6/13/08	1,000	1,002
4.25%, 5/16/08	10,000	10,009
4.50%, 9/26/08	900	908
4.63%, 11/21/08	715	724
5.02%, 11/7/08	545	552
5.13%, 5/14/08 - 7/30/08	5,430	5,454
5.25%, 6/25/08	1,000	1,004
5.75%, 5/15/08	3,475	3,480
Tennessee Valley Authority,
5.38%, 11/13/08	2,653	2,697
Total U.S. Government & Agency Securities (99.7%) (Cost $178,139)		178,139
Total Investments (99.7%) (Cost $178,139)		178,139
Other Assets in Excess of Liabilities (0.3%)		500
Net Assets (100%)		$178,639

(b)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2008.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (4.2%)
U.S. Treasury Bills,
1.53%, 10/2/08	$ (h)75,000	$74,515
1.56%, 10/9/08	(h)50,000	49,656
1.57%, 10/16/08	(h)100,000	99,278
3.00%, 7/10/08	(h)40,000	39,769
3.02%, 7/3/08	(h)85,000	84,553
3.93%, 5/1/08	(h)2,000	2,000
U.S. Treasury Notes,
3.75%, 5/15/08	2,000	2,000
4.88%, 5/31/08 - 8/31/08	4,000	4,011
5.00%, 7/31/08	2,000	2,008
5.13%, 6/30/08	1,000	1,002
Total U.S. Treasury Securities (Cost $358,792)		358,792
Repurchase Agreements (95.9%)
Banc of America LLC, 1.90%, dated 4/30/08, due 5/1/08, repurchase price $699,656; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 1.57%, due 9/18/08; U.S. Treasury Bonds, 5.00% - 7.63%, due 11/15/22 - 5/15/37; U.S. Treasury Bonds Coupon STRIPS, due 8/15/11 - 8/15/28; U.S. Treasury Bonds Principal STRIPS, due 8/15/15 - 8/15/22; U.S. Treasury Inflation Indexed Notes, 0.88% - 3.38%, due 4/15/10 - 1/15/26; U.S. Treasury Notes, 2.75% - 5.75%, due 5/15/08 - 8/15/17, valued at $713,611.	699,619	699,619
Barclays Capital, Inc., 1.90%, dated 4/30/08, due 5/1/08, repurchase price $1,245,066; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 5.25% - 12.50%, due 8/15/14 - 11/15/28; U.S. Treasury Inflation Indexed Note, 1.63%, due 1/15/15; U.S. Treasury Notes, 3.63% - 6.00%, due 5/15/09 - 3/31/12, valued at $1,269,900.	1,245,000	1,245,000
Citigroup Global Markets, Inc., 1.95%, dated 4/30/08, due 5/1/08, repurchase price $1,762,095; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 6.63%, due 2/15/27; U.S. Treasury Bonds Coupon STRIPS, due 5/15/08 - 2/15/38; U.S. Treasury Bonds Principal STRIPS, due 5/15/08 - 2/15/38; U.S. Treasury Inflation Indexed Notes, 1.88% - 3.88%, due 7/15/15 - 4/15/32; U.S. Treasury Notes, 4.50% - 4.63%, due 12/31/11 - 11/15/15, valued at $1,797,240.	1,762,000	1,762,000
Credit Suisse Securities USA LLC, 1.94%, dated 4/30/08, due 5/1/08, repurchase price $800,043; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 6.63% - 8.00%, due 11/15/21 - 2/15/27; U.S. Treasury Notes, 3.25% - 4.88%, due 5/15/09 - 2/15/17, valued at $816,002.	800,000	800,000
Credit Suisse Securities USA LLC, 2.02%, dated 3/5/08, due 5/5/08, repurchase price $20,068; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.00%, due 9/30/09, valued at $20,402.	20,000	20,000
Credit Suisse Securities USA LLC, 3.65%, dated 1/2/08, due 6/2/08, repurchase price $10,154; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.00%, due 9/30/09, valued at $10,203.	10,000	10,000
Deutsche Bank Securities, Inc., 1.95%, dated 4/30/08, due 5/1/08, repurchase price $1,850,100; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 7.13% - 8.50%, due 2/15/20 - 2/15/23; U.S. Treasury Bonds Coupon STRIPS, due 5/15/23 - 5/15/24; U.S. Treasury Bonds Principal STRIPS, due 2/15/19 - 2/15/36; U.S. Treasury Inflation Indexed Notes, 2.38% - 3.88%, due 1/15/25 - 4/15/29; U.S. Treasury Notes, 4.50% - 6.00%, due 5/15/09 - 5/15/17, valued at $1,887,000.	1,850,000	1,850,000
HSBC Securities USA, Inc., 1.95%, dated 4/30/08, due 5/1/08, repurchase price $800,043; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds Principal STRIPS, due 2/15/25 - 2/15/37, valued at $816,001.	800,000	800,000
JPMorgan Securities, Inc., 1.90%, dated 4/30/08, due 5/1/08, repurchase price $400,021; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.00%, due 11/15/21; U.S. Treasury Note, 4.88%, due 5/15/09, valued at $408,003.	400,000	400,000

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investment (cont’d)

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
UBS Securities LLC, 1.95%, dated 4/30/08, due 5/1/08, repurchase price $500,027; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds Coupon STRIPS, due 2/15/16 - 2/15/34, valued at $510,000.	$500,000	$500,000
UBS Securities LLC, 2.55%, dated 1/25/08, due 7/25/08, repurchase price $10,129; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond Principal STRIPS, due 11/15/24, valued at $10,202.	10,000	10,000
UBS Securities LLC, 2.60%, dated 1/25/08, due 5/27/08, repurchase price $10,089; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond Principal STRIPS, due 11/15/24, valued at $10,202.	10,000	10,000
UBS Securities LLC, 3.45%, dated 1/9/08, due 6/9/08, repurchase price $20,291; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds Principal STRIPS, due 11/15/22 - 11/15/24, valued at $20,402.	20,000	20,000
UBS Securities LLC, 3.70%, dated 1/3/08, due 5/2/08, repurchase price $20,247; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond Principal STRIPS, due 11/15/22, valued at $20,400.	20,000	20,000
UBS Securities LLC, 4.15%, dated 11/1/07, due 7/28/08, repurchase price $5,156; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond Principal STRIPS, due 11/15/24, valued at $5,101.	5,000	5,000
Total Repurchase Agreements (Cost $8,151,619)		8,151,619
Total Investments (100.1%) (Cost $8,510,411)		8,510,411
Liabilities in Excess of Other Assets (-0.1%)		(12,311)
Net Assets (100%)		$8,498,100

(h)	Rates shown are the yield to maturity at April 30, 2008.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (99.8%)
Commercial Paper (8.0%) (e)
Dallas Area Rapid Transit, TX, Senior Sub Lien, Series 2001,
1.05%, 7/23/08	$10,000	$10,000
1.15%, 7/23/08	15,000	15,000
1.75%, 6/4/08	15,000	15,000
3.45%, 7/23/08	18,500	18,500
Harris County, TX, Series A-1,
1.40%, 5/14/08	20,000	20,000
Kentucky Asset Liability Commission, 2005 General Fund Second, Series A-1,
1.10%, 6/5/08	9,000	9,000
Series A-2,
3.00%, 6/4/08	16,600	16,600
Lower Colorado River Authority, TX, Series A,
1.35%, 6/11/08	99,000	99,000
Lower Colorado River Authority, TX, Transmission Service Corp., Series 2003,
1.40%, 6/10/08	10,000	10,000
Maryland Health & Educational Facilities Authority, Johns Hopkins Health System, Series 2008 F,
1.45%, 5/19/08	21,500	21,500
Michigan, Multi-Modal School Loan, Series 2005 C,
3.50%, 10/28/08	30,000	30,000
San Antonio, TX, Electric & Gas, Series 1995 A,
1.95%, 5/20/08	19,000	19,000
San Antonio, TX, Water System, Series 2001 A,
1.15%, 5/8/08	25,000	25,000
University of Minnesota Regents, Series 2007 C,
1.37%, 6/3/08	27,500	27,500
		336,100
Daily Variable Rate Bonds (14.6%)
Allegheny County Higher Education Building Authority, PA, Carnegie Mellon University, Series 2008 A,
2.36%, 12/1/37	26,000	26,000
Clarksville Public Building Authority, TN, Pooled Financing, Series 2004,
2.55%, 7/1/34	23,780	23,780
Series 2008,
2.55%, 2/1/38	51,400	51,400
Delaware County Industrial Development Authority, PA, United Parcel Service of America, Series 1985,
2.45%, 12/1/15	63,100	63,100
East Baton Rouge Parish, LA, Exxon Corp., Series 1993,
2.50%, 3/1/22	25,000	25,000
Harris County Health Facilities Development Corp., TX, Methodist Hospital System, Series 2008 A-2,
2.65%, 12/1/41	53,000	53,000
Jackson County, MS, Chevron USA, Inc., Series 1993,
2.50%, 6/1/23	35,175	35,175
Kentucky Public Energy Authority, Inc., Gas Supply, Series 2006 A,
2.56%, 8/1/16	32,262	32,262
Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series 2007 A-1,
2.30%, 12/1/37	20,000	20,000
Montgomery County Public Building Authority, TN, Pooled Financing, Series 2004,
2.55%, 7/1/34	56,055	56,055
New York City Industrial Development Agency, NY, One Bryant Park LLC, Series 2004 B,
2.50%, 11/1/39	18,450	18,450
Sevier County Public Building Authority, TN, Local Government Public Improvement, Series 6 A-1,
2.73%, 6/1/29	20,000	20,000
Southeast Alabama Gas District, Supply, Series 2007 A,
2.56%, 8/1/27	112,650	112,650
University of Michigan Regents General, Series 2008 A,
2.20%, 4/1/38	56,600	56,600
Valdez, AK, Marine Terminal Exxon Pipeline Co., Series 1985,
2.50%, 10/1/25	20,045	20,045
		613,517
Municipal Bonds & Notes (4.7%)
Arizona School District Tax Anticipation Note Financing Program, Series 2007 COPs TANs,
4.50%, 7/30/08	16,500	16,534
California, Series 2007-2008 RANs,
4.00%, 6/30/08	41,000	41,042
Colorado, Education Loan, Series 2007 A TRANs,
4.50%, 8/5/08	26,200	26,250
Greater Southern Tier Board of Cooperative Educational Services, NY, Supervisory District, Series 2007 RANs,
4.25%, 6/30/08	10,000	10,009
Illinois, Series 2008,
3.00%, 5/23/08	30,000	30,016
King County, WA, Series 2007 BANs,
4.00%, 10/30/08	12,000	12,048
Miami-Dade County School District, FL, Series 2008 A RANs,
3.50%, 5/29/08	6,000	6,007
Michigan, Fiscal 2008, Series A,
4.00%, 9/30/08	20,000	20,087
Oregon, Series 2007 A TANs,
4.50%, 6/30/08	15,000	15,021
Pioneer Valley Transit Authority, MA, Series 2007 RANs,
4.25%, 8/1/08	8,000	8,003
Syracuse, NY, Series 2007 A RANs,
4.50%, 6/30/08	11,600	11,614

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds & Notes (cont’d)
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, NY, Series 2007 RANs,
4.25%, 6/30/08	$4,135	$4,137
		200,768
Put Option Bond (0.2%)
Lower Neches Valley Authority, TX, Chevron USA, Inc., Series 1987,
1.10%, 2/15/17	8,000	8,000

Weekly Variable Rate Bonds (72.3%)
Alaska Housing Finance Corp., Home Mortgage, Series 2007 B,
2.30%, 12/1/41	51,850	51,850
American Public Energy Agency, NE, Gas Supply, Series 2005 A,
2.35%, 12/1/15	1,200	1,200
American Public Energy Agency, NE, National Public Gas Agency 2003, Series A,
2.35%, 2/1/14	53,073	53,073
Atlanta, GA, Sub Lien Tax Allocation Atlantic Station, Series 2006,
2.40%, 12/1/24	15,900	15,900
Birmingham Public Educational Building Authority, AL, University of Alabama Student Housing, Series 2005 A,
2.43%, 7/1/37	11,865	11,865
Broward County Health Facilities Authority, FL, Henderson Mental Health Center, Series 2004,
2.75%, 7/1/29	5,100	5,100
Broward County School Board, FL, Series 2005 D COPs (FSA),
2.35%, 7/1/29	11,000	11,000
Cabell County, WV, Marshall University, Series 2007 A,
2.43%, 7/1/39	27,000	27,000
Chesapeake Hospital Authority, VA, Chesapeake General Hospital, Series 2001 A,
2.70%, 7/1/31	800	800
Cheyenne, WY, St. Mary’s School, Series 2007,
2.56%, 10/1/37	9,000	9,000
Chicago Board of Education, IL, Series 2004 D (FSA),
2.52%, 3/1/23	11,030	11,030
Chicago, IL, Refinancing, Series 2003 B (FSA),
2.64%, 1/1/34	80,600	80,600
Clark County, NV, Airport System Sub-Lien,
Series 2008 D-2,
2.56%, 7/1/40	35,700	35,700
Series 2008 D-3,
2.56%, 7/1/29	14,350	14,350
Colorado Educational & Cultural Facilities Authority, Gaston Christian Schools, Inc., Series 2007,
2.49%, 7/1/37	9,895	9,895
Colorado Educational & Cultural Facilities Authority, Pueblo Serra Worship Holdings, Series 2006,
2.51%, 3/1/37	15,800	15,800
Colorado Educational & Cultural Facilities Authority, Valor Christian Schools, Series 2007,
2.45%, 11/1/38	20,000	20,000
Colorado Springs, CO, Utilities System Sub Lien,
Series 2005 A,
2.48%, 11/1/35	24,600	24,600
Series 2007 A,
2.40%, 11/1/37	30,000	30,000
Columbus Development Authority, GA, Student Housing Facilities, Series 2005 A,
2.58%, 9/1/30	5,500	5,500
Columbus, OH, Sewer, Series 2008 B,
2.50%, 6/1/32	5,300	5,300
Cook County, IL, Series 2002 B,
2.64%, 11/1/31	48,200	48,200
Cypress-Fairbanks Independent School District, TX, Series 2007 ROCs II-R, Series 11164,
2.43%, 2/15/27	20,965	20,965
Dayton-Montgomery County Port Authority, OH, CareSource, Series 2007 A,
2.47%, 11/15/28	17,000	17,000
DeKalb Private Hospital Authority, GA, Children’s Healthcare of Atlanta, Series 2008 B,
2.52%, 7/1/39	35,000	35,000
Delaware Valley Regional Finance Authority, PA, Local Government, Series 1986,
2.45%, 8/1/16	29,150	29,150
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena,
Series 2000 A,
2.38%, 11/1/30	6,600	6,600
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation, Series 2000,
2.47%, 1/1/30	19,400	19,400
Fayette County Hospital Authority, GA, Fayette Community Hospital, Series 2007,
2.70%, 6/1/37	15,000	15,000
FIU Athletics Finance Corp., FL, Football Stadium Project, Series 2007 A,
2.43%, 3/1/33	14,000	14,000
Fulton County Development Authority, GA, Georgia Tech Facilities, Inc., Series 2008 B,
2.60%, 6/1/32	9,400	9,400
Fulton County Development Authority, GA, Piedmont Healthcare, Inc., Series 2005,
2.70%, 6/1/35	21,000	21,000
Fulton County Development Authority, GA, Tech Facilities, Series 2008 A,
2.60%, 5/1/37	3,500	3,500
Gainesville, FL, Utilities System 2008, Series B,
2.40%, 10/1/38	7,330	7,330
Gwinnett County Development Authority, GA, Civic & Cultural Center, Series 2001,
2.56%, 9/1/31	10,700	10,700

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Gwinnett County Hospital Authority, GA, Gwinnett Hospital System, Series 2007 B (FSA),
2.50%, 7/1/32	$18,100	$18,100
Hall County & Gainesville Hospital Authority, GA, Northeast Georgia Health System, Inc., Series 2007 G (AGC),
2.51%, 5/1/36	10,200	10,200
Harris County Health Facilities Development Corp., TX, Baylor College of Medicine, Series 2007 B,
2.56%, 11/15/47	45,000	45,000
Harris County Health Facilities Development Corp., TX, Methodist Hospital System, Series 2006 A,
2.50%, 12/1/32	95,370	95,370
Harris County Hospital District, TX, Senior Lien, Series 2007 ROCs II-R, Series 12075 (MBIA),
2.71%, 2/15/42	21,075	21,075
Harris County Industrial Development Corp., TX, Baytank, Inc., Series 1998,
2.85%, 2/1/20	13,600	13,600
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group, Series 2007 A-2,
2.55%, 11/15/37	30,000	30,000
Houston, TX, Combined Utility System First Lien,
Series 2004 B,
2.45%, 5/15/34	77,200	77,200
Series 2004 B2,
2.50%, 5/15/34	23,000	23,000
Series 2004 B5,
2.05%, 5/15/34	24,315	24,315
Illinois Development Finance Authority, Evanston Northwestern Healthcare Corp., Series 2001 A,
2.70%, 5/1/31	28,360	28,360
Illinois Development Finance Authority, IL, Museum of Contemporary Art, Series 1994,
2.80%, 2/1/29	32,200	32,200
Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago, Series 2001,
2.65%, 6/1/29	4,900	4,900
Illinois Educational Facilities Authority, IL, The Art Institute of Chicago, Series 1995,
2.70%, 3/1/27	12,800	12,800
Illinois Finance Authority, Elmhurst Memorial Healthcare Municipal CRVS, Series 2006-2001,
2.49%, 7/1/09	4,000	4,000
Illinois Finance Authority, Loyola University Health System, Series 2006 C,
2.60%, 4/1/41	11,500	11,500
Illinois Finance Authority, University of Chicago, Series 2008,
2.05%, 7/1/38	39,434	39,434
Illinois Health Facilities Authority, Northwestern Memorial Hospital, Series 1995,
2.60%, 8/15/25	40,000	40,000
Illinois Housing Development Authority, Village Center Development, Series 2004,
2.47%, 3/1/20	6,660	6,660
Illinois International Port District, Series 2003,
2.52%, 1/1/23	3,500	3,500
Illinois Toll Highway Authority, Refinancing 1993, Series B (MBIA),
2.65%, 1/1/10	3,900	3,900
Illinois Toll Highway Authority, Refinancing 1998, Series B (FSA),
2.60%, 1/1/17	15,750	15,750
Illinois Toll Highway Authority, Toll Highway Senior Priority, Series 2006 A-2 Eagle #20070152 Class A (FSA),
2.48%, 1/1/31	21,000	21,000
Series 2007 A-1,
2.50%, 7/1/30	120,400	120,400
Series 2007 A-2,
2.40%, 7/1/30	42,500	42,500
Series 2008 A-1 (FSA),
2.35%, 1/1/31	30,000	30,000
Indiana Development Finance Authority, IN, The Culver Educational Foundation, Series 1997,
2.51%, 1/1/32	13,300	13,300
Indiana Health & Educational Facility Financing Authority, IN, University of Evansville, Series 2007,
2.47%, 12/1/31	20,000	20,000
Indiana Health Facility Financing Authority, Community Health Network, Series 2005 C,
2.47%, 5/1/35	10,000	10,000
Indianapolis Local Public Improvement Bond Bank, IN, Series 2002 F-2 (MBIA),
3.70%, 2/1/20	19,560	19,560
Indianapolis Local Public Improvement Bond Bank, IN, Waterworks, Series 2005 G-3 (MBIA),
3.00%, 1/1/35	20,000	20,000
Infirmary Health System Special Care Facilities Financing Authority of Mobile, AL, Series 2006 B,
2.60%, 2/1/40	5,000	5,000
Iowa Finance Authority, CHF-Des Moines LLC, Series 2007 A,
2.52%, 6/1/39	17,000	17,000
Jackson Health Educational & Housing Facility Board, TN, Union University, Series 2005,
2.70%, 7/1/19	6,220	6,220
James City County Economic Development Authority, VA, Virginia United Methodist Homes of Williamsburg, Series 2007 C,
2.45%, 7/1/17	53,295	53,295
JEA, FL, Electric System, Series Three 2008 B-4,
2.56%, 10/1/36	19,300	19,300
Kansas City Industrial Development Authority, MO, The Ethans Apartments, Series 2004,
2.47%, 2/1/39	22,000	22,000

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Kansas Department of Transportation, Highway, Series 2004 C-3,
2.52%, 9/1/23	$1,900	$1,900
Kentucky Public Energy Authority, Inc., Gas Supply Senior,
Series 2007 A-1,
2.35%, 2/1/28	31,200	31,200
Series 2007 A-2,
2.35%, 2/1/28	8,000	8,000
Knox County Health Educational & Housing Facility Board, TN, Webb School of Knoxville, Series 2006,
2.70%, 8/1/26	6,900	6,900
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute,
Series 2003 C,
2.60%, 2/15/38	15,800	15,800
Madisonville, KY, Trover Clinic Foundation, Inc., Series 2006 (AGC),
2.48%, 11/1/36	19,250	19,250
Maricopa County, AZ, Sun Health Corp., Series 2007,
2.48%, 4/1/38	21,460	21,460
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Series 1997 B,
2.60%, 12/1/15	1,500	1,500
Massachusetts Development Finance Agency, Phillips Academy, Series 2003,
2.43%, 9/1/33	14,800	14,800
Massachusetts Housing Finance Agency, 2003, Series F (FSA),
2.60%, 12/1/37	34,760	34,760
Massachusetts, Series 2005 A,
2.55%, 2/1/28	20,300	20,300
Michigan Higher Education Facilities Authority, Calvin College, Series 2007 B,
2.47%, 9/1/37	6,500	6,500
Michigan Hospital Finance Authority, McLaren Health Care, Series 2005 B ROCs II-R, Series 10012,
2.49%, 11/1/38	18,750	18,750
Michigan Strategic Fund, Diocese of Grand Rapids Educational & Cathedral Square, Series 2007,
2.47%, 11/1/37	23,360	23,360
Michigan Strategic Fund, Van Andel Research Institute, Series 2008,
2.41%, 4/1/43	35,000	35,000
Midcities Metropolitan District No. 1, CO, STARS BNP, Series 2004-110,
2.66%, 12/1/31	13,155	13,155
Mississippi, Capital Improvement, Series 2003 E,
2.60%, 11/1/23	6,705	6,705
Mississippi Development Bank, MGAM Natural Gas Supply 2005 Series,
2.35%, 7/1/15	145,304	145,304
Missouri Health & Educational Facilities Authority, SSM Health Care, Series 2005 B ROCs II-R, Series 10314,
2.50%, 6/1/35	39,400	39,400
Montgomery County, OH, Catholic Health Initiatives, Series 2006 B-1,
2.50%, 4/1/37	5,000	5,000
Municipal Energy Acquisition Corp., TN, Gas, Series 2006 B PUTTERs, Series 1579Q,
2.51%, 6/1/08	15,855	15,855
Murray City, UT, IHC Health Services, Inc., Series 2005 D,
2.43%, 5/15/37	15,500	15,500
New Castle County, DE, University Courtyard Apartments, Series 2005,
2.52%, 8/1/31	9,500	9,500
New Hampshire Health & Education Facilities Authority, Crotched Mountain Rehabilitation Center, Series 2006,
2.45%, 1/1/37	7,400	7,400
New Hampshire Higher Educational Health & Facilities Authority, Riverwoods at Exeter,
Series 1997 B,
2.45%, 3/1/23	8,385	8,385
New Jersey Economic Development Authority, School Facilities Construction, Series 2008 V-3,
2.60%, 3/1/26	93,000	93,000
New Mexico Finance Authority, Sub Lien, Series 2008, Sub Series A-2,
2.45%, 6/15/24	8,000	8,000
New York City Industrial Development Agency, NY, One Bryant Park LLC, Series 2004 A,
2.60%, 11/1/39	20,190	20,190
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2005, Series D PUTTERs, Series 2656,
2.51%, 12/15/13	15,285	15,285
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004,
2.48%, 7/1/19	4,600	4,600
North Carolina Medical Care Commission, Community Facilities, Series 2007 A,
2.55%, 10/1/37	16,125	16,125
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002,
2.56%, 10/1/32	7,000	7,000
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Series 2003,
2.50%, 10/1/18	9,890	9,890
Ohio, Common Schools, Series 2006 B,
2.40%, 6/15/26	20,080	20,080
Oklahoma Turnpike Authority, Second Senior,
Series 2006 C,
2.05%, 1/1/28	27,910	27,910
Series 2006 E,
2.51%, 1/1/28	14,900	14,900

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Orlando Utilities Commission, FL, Utility System, Series 2008,
2.40%, 10/1/33	$40,000	$40,000
Palm Beach County School Board, FL, Series 2007 COPs Eagle #20070021 Class A (FSA),
2.47%, 8/1/31	21,960	21,960
Perry County, MS, Leaf River Forest Products, Inc., Series 2002,
2.50%, 2/1/22	21,600	21,600
Philadelphia Industrial Development Authority, PA, Inglis House, Series 1997,
2.38%, 5/1/17	21,000	21,000
Philadelphia, PA, Gas Works Sixth, Series 1998 (FSA),
2.85%, 8/1/31	17,000	17,000
Philadelphia, PA, Water & Wastewater, Series 2003 (FSA),
2.50%, 6/15/23	31,730	31,730
Portland, OR, Sewer System Second Lien, Series 2008 B ROCs II-R, Series 11398 (FSA),
2.48%, 6/15/23	19,000	19,000
Private Colleges & Universities Authority, GA, Emory University 2005, Series B-2,
2.36%, 9/1/35	22,950	22,950
Public Power Generation Agency, NE, Whelan Energy Unit 2, Series 2007 Eagle #20070009 Class A (AGC),
2.48%, 1/1/41	21,000	21,000
Raleigh, NC, Downtown Improvement, Series 2005 B COPs,
2.56%, 2/1/34	32,200	32,200
Regional Transportation Authority, IL, Refinancing, Series 2005 B,
2.65%, 6/1/25	5,495	5,495
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A,
2.47%, 3/1/36	7,400	7,400
San Bernardino County, CA, Medical Center Financing, Series 1998 COPs (MBIA),
2.75%, 8/1/26	12,400	12,400
Savannah Economic Development Authority, GA, Savannah Christian Preparatory School, Series 2007,
2.70%, 6/1/35	14,500	14,500
South Carolina Educational Facilities Authority, Bon Secours Health System, Series 2008 A (FSA),
2.50%, 11/1/42	20,000	20,000
Southeast Alabama Gas District, Sub Supply, Series 2007 B SGB 71, Series A,
2.53%, 8/1/08	8,415	8,415
St. Cloud, MN, CentraCare Health System, Series 2008 B (AGC),
2.50%, 5/1/42	5,310	5,310
St. Joseph County, IN, Logan Community Resources, Series 2004,
2.49%, 5/1/34	6,100	6,100
Tarrant County Cultural Education Facilities Finance Corp., TX, CHRISTUS Health, Series 2007 B (MBIA),
3.80%, 7/1/47	38,800	38,800
Tennergy Corp., TN, Gas, Series 2006 B PUTTERs, Series 1260B,
2.51%, 5/1/16	23,575	23,575
Texas Transportation Commission, Mobility Fund, Series 2008 PUTTERs, Series 2510,
2.51%, 10/1/15	3,465	3,465
Tompkins County Industrial Development Agency, NY, Tompkins Cortland Community College Foundation, Inc., Series 2008,
2.51%, 1/1/38	6,025	6,025
UCF Health Facilities Corp., FL, UCF Health Sciences Campus at Lake Nona, Series 2007,
2.47%, 7/1/37	20,000	20,000
Union County, NC, Series 2007 C,
2.41%, 3/1/33	25,225	25,225
University of Texas Regents, Financing System, Series 2008 B,
2.20%, 8/1/39	21,875	21,875
2.70%, 8/1/32	40,750	40,750
Utah Water Finance Agency, Series 2008 B,
2.70%, 10/1/37	15,000	15,000
Washington County Authority, PA, Girard Estate, Series 1999,
2.50%, 6/1/27	16,275	16,275
Washington Health Care Facilities Authority, WA, Swedish Health Services, Series 2006,
2.68%, 11/15/26	9,000	9,000
Washington Higher Education Facilities Authority, University of Puget Sound, Series 2006 A,
2.50%, 10/1/30	7,810	7,810
Washington State Housing Finance Commission, Judson Park, Series 2007,
2.49%, 2/1/37	10,400	10,400
Washington State, Series 2008 A ROCs II-R, Series 12002,
2.43%, 7/1/31	12,000	12,000
Washington State, Series 2008 B ROCs II-R, Series 12003 (MBIA),
2.51%, 7/1/32	15,000	15,000
Wisconsin Health & Educational Facilities Authority, Amery Regional Medical Center, Series 2006 A,
2.62%, 5/1/36	8,000	8,000
Yorkville United City Special Service Area 2004-106, IL, Special Tax, Series 2004,
2.45%, 3/1/34	3,000	3,000
		3,044,171
Total Investments (99.8%) (Cost $4,202,556)		4,202,556
Other Assets in Excess of Liabilities (0.2%)		6,861
Net Assets (100%)		$4,209,417

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

(e)	The rates shown are the effective yields at the date of purchase.
AGC	— Assured Guaranty Corp.
BANs	— Bond Anticipation Notes
COPs	— Certificates of Participation
CRVS	— Custodial Residual and Variable Securities
FSA	— Financial Security Assurance, Inc.
MBIA	— MBIA Insurance Corp.
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
STARS	— Short-Term Adjustable Rates
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

	Value	Percent of
STATE/TERRITORY	(000)	Net Assets
Texas	$717,915	17.1%
Illinois	595,245	14.1
Pennsylvania	210,855	5.0
Mississippi	208,784	5.0
Tennessee	203,785	4.8
Michigan	190,297	4.5
Georgia	181,750	4.3
Florida	174,697	4.2
Colorado	139,700	3.3
Alabama	137,930	3.3
Kentucky	123,712	2.9
Massachusetts	97,863	2.3
North Carolina	95,040	2.3
New Jersey	93,000	2.2
Virginia	89,295	2.1
Indiana	88,960	2.1
New York	85,710	2.0
Nebraska	75,273	1.8
Alaska	71,895	1.7
Washington	66,258	1.6
Missouri	61,400	1.5
California	53,442	1.3
Oregon	50,555	1.2
Nevada	50,050	1.2
Ohio	47,380	1.1
Oklahoma	42,810	1.0
Minnesota	32,810	0.8
Utah	30,500	0.7
West Virginia	27,000	0.6
Louisiana	25,000	0.6
Maryland	23,000	0.5
Arizona	21,460	0.5
South Carolina	20,000	0.5
Iowa	17,000	0.4
New Hampshire	15,785	0.4
Delaware	9,500	0.2
Wyoming	9,000	0.2
New Mexico	8,000	0.2
Wisconsin	8,000	0.2
Kansas	1,900	0.1
	$4,202,556	99.8%

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

* Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Statements of Assets and Liabilities

				Government
	Money Market	Prime	Government	Securities	Treasury	Tax-Exempt
	Portfolio	Portfolio	Portfolio	Portfolio^	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)	(000)
Assets:
Investments, at Cost:	$12,096,990	$26,730,475	$15,279,151	$178,139	$8,510,411	$4,202,556
Investments, at Value:(1)	12,096,990	26,730,475	15,279,151	178,139	8,510,411	4,202,556
Cash	8	3	1	1	—	78
Interest Receivable	17,194	28,488	51,154	844	1,447	13,656
Receivable from Affiliate	—	—	—	—	—	13
Due From Advisor	—	—	—	5	—	—
OtherAssets	62	140	87	—	23	22
Total Assets	12,114,254	26,759,106	15,330,393	178,989	8,511,881	4,216,325
Liabilities:
Payable for Investments Purchased	325,000	375,627	—	—	—	—
Dividends Declared	28,931	60,946	30,932	323	12,638	6,164
Investment Advisory Fees Payable	635	1,337	872	—	334	178
Payable for Administrative Fees	505	1,091	676	7	342	168
Payable for Custodian Fees	26	37	8	6	6	3
Bank Overdraft	—	—	—	—	83	—
Shareholder Administration Plan Fees Payable — Service Class	1	5	42	@—	3	@—
Shareholder Administration Plan Fees Payable — Investor Class	@—	7	12	@—	@—	2
Shareholder Administration Plan Fees Payable — Administrative Class	@—	1	11	@—	@—	@—
Service and Shareholder Administration Plan Fees Payable — Advisory Class	3	121	88	@—	37	5
Distribution and Shareholder Service Plans Fees Payable — Participant Class	@—	20	@—	@—	@—	9
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	63	—	—	—	30	364
Other Liabilities	114	320	435	14	308	15
Total Liabilities	355,278	439,512	33,076	350	13,781	6,908
Net Assets	$11,758,976	$26,319,594	$15,297,317	$178,639	$8,498,100	$4,209,417
Net Assets Consist Of:
Paid-in Capital	$11,769,971	$26,336,590	$15,297,281	$178,639	$8,498,079	$4,209,369
Undistributed (Distributions in Excess of) Net Investment Income	@—	19	4	—	—	—
Accumulated Net Realized Gain (Loss)	(10,995)	(17,015)	32	—	21	48
Net Assets	$11,758,976	$26,319,594	$15,297,317	$178,639	$8,498,100	$4,209,417

(1) Including:
Repurchase Agreements, at Value:	$350,000	$2,100,000	$5,688,051	$—	$8,151,619	$—

^ The Government Securities Portfolio commenced operations on March 19, 2008.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Statements of Assets and Liabilities (cont’d)

				Government
	Money Market	Prime	Government	Securities	Treasury	Tax-Exempt
	Portfolio	Portfolio	Portfolio	Portfolio^	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$11,466,511	$25,508,405	$13,824,333	$178,139	$7,873,812	$2,624,880
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	11,477,239,279	25,524,877,043	13,824,299,371	178,139,396	7,873,792,542	2,624,850,183
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$32,710	$86,497	$812,908	$100	$75,100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	32,702,345	86,552,939	812,906,096	100,000	75,100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$994	$81,530	$113,950	$100	$379	$25,105
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	994,748	81,583,042	113,949,195	100,000	379,501	25,104,381
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$196	$5,529	$102,881	$100	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	196,500	5,532,170	102,881,119	100,000	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$15,679	$589,547	$443,145	$100	$433,153	$26,331
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	15,697,410	589,927,863	443,144,250	100,000	433,151,596	26,330,487
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$100	$48,086	$100	$100	$224	$21,200
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	48,116,718	100,000	100,000	223,840	21,200,157
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$242,786	$—	$—	$—	$115,332	$1,511,701
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	243,041,076	—	—	—	115,331,612	1,511,683,988
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$—	$—	$—	$1.00	$1.00

^ The Government Securities Portfolio commenced operations on March 19, 2008.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Statements of Operations

For the Six Months Ended April 30, 2008

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio^	Treasury Portfolio	Tax-Exempt Portfolio
	(000)	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Security of Affiliated Issuer	$—	$—	$—	$—	$—	$867
Interest from Securities of Unaffiliated Issuer(s)	251,516	534,259	241,729	459	89,638	52,467
Total Investment Income	251,516	534,259	241,729	459	89,638	53,334
Expenses:
Investment Advisory Fees (Note B)	8,784	18,846	9,790	30	4,781	2,772
Administration Fees (Note C)	2,936	6,298	3,270	10	1,599	929
Registration and Filing Fees	165	212	460	6	357	153
Custodian Fees (Note E)	184	108	117	17	45	40
Professional Fees	52	100	26	5	22	21
Trustees’ Fees and Expenses	83	199	77	@—	26	23
Shareholder Reporting Fees	18	46	10	1	4	6
Bank Overdraft Expense	44	88	—	—	11	13
Shareholder Administration Plan Fees — Service Class (Note D)	13	67	311	@—	13	@—
Shareholder Administration Plan Fees — Investor Class (Note D)	1	21	86	@—	@—	13
Shareholder Administration Plan Fees — Administrative Class (Note D)	13	7	70	@—	@—	@—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	29	737	497	@—	212	38
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	@—	34	@—	@—	1	51
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	330	—	—	—	94	1,720
Other Expenses	197	522	169	3	80	70
Total Expenses	12,849	27,285	14,883	72	7,245	5,849
Waiver of Investment Advisory Fees (Note B)	(5,293)	(11,187)	(6,016)	(30)	(3,130)	(1,760)
Expenses Reimbursed by Adviser (Note B)	—	—	—	(7)	—	—
Rebate from Morgan Stanley Affiliated Fund (Note H)	—	—	—	—	—	(33)
Expense Offset (Note E)	(100)	(68)	(73)	(11)	(27)	(37)
Net Expenses	7,456	16,030	8,794	24	4,088	4,019
Net Investment Income (Loss)	244,060	518,229	232,935	435	85,550	49,315
Realized Gain (Loss):
Investments	(23,455)	(51,253)	32	—	21	88
Net Increase from Payments by Affiliates (Note H)	12,460	34,251	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$233,065	$501,227	$232,967	$435	$85,571	$49,403

^ The Government Securities Portfolio commenced operations on March 19, 2008.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio		Government Portfolio
	Six Months Ended April 30, 2008 (unaudited) (000)	Year Ended October 31, 2007 (000)	Six Months Ended April 30, 2008 (unaudited) (000)	Year Ended October 31, 2007 (000)	Six Months Ended April 30, 2008 (unaudited) (000)	Year Ended October 31, 2007 (000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income	$244,060	$461,437	$518,229	$1,431,333	$232,935	$227,978
Net Realized Gain (Loss)	(23,455)	(7,492)	(51,253)	(37,478)	32	—
Net Increase from Payments by Affiliates	12,460	7,492	34,251	37,465	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	233,065	461,437	501,227	1,431,320	232,967	227,978
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(237,755)	(430,636)	(499,420)	(1,356,955)	(197,912)	(186,961)
Net Realized Gain	—	—	—	(11)	—	—
Service Class:
Net Investment Income	(1,231)	(17,589)	(6,133)	(57,449)	(23,398)	(18,107)
Net Realized Gain	—	—	—	(@—)	—	—
Investor Class:
Net Investment Income	(20)	(29)	(778)	(1,899)	(3,140)	(11,062)
Net Realized Gain	—	—	—	(@—)	—	—
Administrative Class:
Net Investment Income	(358)	(668)	(207)	(347)	(1,649)	(1,857)
Net Realized Gain	—	—	—	—	—	—
Advisory Class:
Net Investment Income	(466)	(2,033)	(11,498)	(14,655)	(6,834)	(9,986)
Net Realized Gain	—	—	—	(@—)	—	—
Participant Class:
Net Investment Income	(2)	(7)	(197)	(26)	(2)	(5)
Net Realized Gain	—	—	—	—	—	—
Cash Management Class:
Net Investment Income	(4,228)	(10,475)	—	—	—	—
Net Realized Gain	—	—	—	—	—	—
Total Distributions	(244,060)	(461,437)	(518,233)	(1,431,342)	(232,935)	(227,978)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	52,437,181	76,743,838	139,058,383	266,911,905	51,111,202	37,725,542
Distributions Reinvested	131,662	250,014	242,016	504,645	120,065	90,388
Redeemed	(51,105,128)	(72,526,746)	(137,310,958)	(261,423,158)	(44,335,076)	(33,153,431)
Service Class:
Subscribed	144,984	2,727,437	864,231	10,099,961	567,378	3,959,427
Distributions Reinvested	1,231	13,266	6,133	49,376	23,398	11,525
Redeemed	(644,386)	(2,209,929)	(1,881,677)	(9,236,913)	(1,125,025)	(2,623,912)
Investor Class:
Subscribed	2,662	3,551	385,308	702,175	705,890	4,589,318
Distributions Reinvested	20	20	621	2,008	862	4,320
Redeemed	(2,567)	(2,981)	(330,970)	(683,060)	(893,000)	(4,839,116)
Administrative Class:
Subscribed	8,591	23,061	39	23,309	83,985	348,634
Distributions Reinvested	358	563	207	287	1,569	837
Redeemed	(32,415)	(61)	(7,302)	(11,107)	(67,012)	(314,509)
Advisory Class:
Subscribed	918,385	2,904,844	354,337	4,579,308	855,363	2,495,399
Distributions Reinvested	185	145	11,498	9,937	2,117	2,053
Redeemed	(920,107)	(2,899,395)	(416,079)	(4,011,618)	(779,411)	(2,259,137)
Participant Class:
Subscribed	—	210	44,485	3,500	—	—
Distributions Reinvested	—	3	111	9	—	—
Redeemed	—	(384)	(86)	(2)	—	—

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Statements of Changes in Net Assets (cont’d)

	Money Market Portfolio		Prime Portfolio		Government Portfolio
	Six Months Ended April 30, 2008 (unaudited) (000)	Year Ended October 31, 2007 (000)	Six Months Ended April 30, 2008 (unaudited) (000)	Year Ended October 31, 2007 (000)	Six Months Ended April 30, 2008 (unaudited) (000)	Year Ended October 31, 2007 (000)
Cash Management Class
Subscribed	511,343	730,004	—	—	—	—
Distributions Reinvested	4,228	10,262	—	—	—	—
Redeemed	(511,887)	(722,413)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	944,340	5,045,309	1,020,297	7,520,562	6,272,305	6,037,338
Total Increase (Decrease) in Net Assets	933,345	5,045,309	1,003,291	7,520,540	6,272,337	6,037,338
Net Assets:
Beginning of Period	10,825,631	5,780,322	25,316,303	17,795,763	9,024,980	2,987,642
End of Period	$11,758,976	$10,825,631	$26,319,594	$25,316,303	$15,297,317	$9,024,980
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ @—	$ @—	$19	$23	$4	$4

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	52,437,172	76,743,838	139,058,383	266,911,905	51,111,198	37,725,542
Shares Issued on Distributions Reinvested	131,662	250,014	242,016	504,645	120,065	90,388
Shares Redeemed	(51,105,128)	(72,526,742)	(137,310,958)	(261,423,158)	(44,335,076)	(33,153,431)
Net Increase (Decrease) in Institutional Class Shares Outstanding	1,463,706	4,467,110	1,989,441	5,993,392	6,896,187	4,662,499
Service Class:
Shares Subscribed	144,984	2,727,437	864,231	10,099,961	567,378	3,959,427
Shares Issued on Distributions Reinvested	1,231	13,266	6,133	49,376	23,398	11,525
Shares Redeemed	(644,386)	(2,209,929)	(1,881,677)	(9,236,913)	(1,125,025)	(2,623,912)
Net Increase (Decrease) in Service Class Shares Outstanding	(498,171)	530,774	(1,011,313)	912,424	(534,249)	1,347,040
Investor Class:
Shares Subscribed	2,662	3,551	385,308	702,175	705,890	4,589,318
Shares Issued on Distributions Reinvested	20	20	622	2,008	862	4,320
Shares Redeemed	(2,567)	(2,981)	(330,970)	(683,060)	(893,000)	(4,839,116)
Net Increase (Decrease) in Investor Class Shares Outstanding	115	590	54,960	21,123	(186,248)	(245,478)
Administrative Class:
Shares Subscribed	8,591	23,061	39	23,309	83,985	348,634
Shares Issued on Distributions Reinvested	358	563	207	287	1,569	837
Shares Redeemed	(32,415)	(61)	(7,302)	(11,107)	(67,012)	(314,509)
Net Increase (Decrease) in Administrative Class Shares Outstanding	(23,466)	23,563	(7,056)	12,489	18,542	34,962
Advisory Class:
Shares Subscribed	918,385	2,904,844	354,337	4,579,308	855,363	2,495,399
Shares Issued on Distributions Reinvested	185	145	11,498	9,937	2,117	2,053
Shares Redeemed	(920,107)	(2,899,395)	(416,079)	(4,011,618)	(779,411)	(2,259,137)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(1,537)	5,594	(50,244)	577,627	78,069	238,315
Participant Class:
Shares Subscribed	—	210	44,485	3,500	—	—
Shares Issued on Distributions Reinvested	—	3	111	9	—	—
Shares Redeemed	—	(384)	(86)	(2)	—	—
Net Increase (Decrease) in Participant Class Shares Outstanding	—	(171)	44,510	3,507	—	—
Cash Management Class:
Shares Subscribed	511,343	730,004	—	—	—	—
Shares Issued on Distributions Reinvested	4,228	10,262	—	—	—	—
Shares Redeemed	(511,887)	(722,413)	—	—	—	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	3,684	17,853	—	—	—	—

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Statements of Changes in Net Assets (cont’d)

	Government Securities Portfolio	Treasury Portfolio		Tax-Exempt Portfolio
	Period Ended April 30, 2008^ (unaudited) (000)	Six Months Ended April 30, 2008 (unaudited) (000)	Year Ended October 31, 2007 (000)	Six Months Ended April 30, 2008 (unaudited) (000)	Year Ended October 31, 2007 (000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income	$435	$85,550	$31,179	$49,315	$63,064
Net Realized Gain (Loss)	—	21	1	88	(31)
Net Increase (Decrease) in Net Assets Resulting from Operations	435	85,571	31,180	49,403	63,033
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(435)	(82,042)	(24,954)	(34,657)	(52,095)
Net Realized Gain	—	—	(1)	—	—
Service Class:
Net Investment Income	(@—)	(609)	(5)	(5)	(4)
Net Realized Gain	—	—	(@—)	—	—
Investor Class:
Net Investment Income	(@—)	(5)	(7)	(366)	(237)
Net Realized Gain	—	—	(@—)	—	—
Administrative Class:
Net Investment Income	(@—)	(1)	(210)	(1)	(3)
Net Realized Gain	—	—	(@—)	—	—
Advisory Class:
Net Investment Income	(@—)	(2,217)	(5,694)	(395)	(738)
Net Realized Gain	—	—	(@—)	—	—
Participant Class:
Net Investment Income	(@—)	(3)	(20)	(228)	(120)
Net Realized Gain	—	—	(@—)	—	—
Cash Management Class:
Net Investment Income	—	(673)	(289)	(13,663)	(9,867)
Net Realized Gain	—	—	(@—)	—	—
Total Distributions	(435)	(85,550)	(31,180)	(49,315)	(63,064)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	177,926	26,895,342	7,912,808	15,406,487	16,570,891
Distributions Reinvested	113	67,622	12,317	28,280	29,524
Redeemed	—	(21,925,261)	(5,091,225)	(15,001,260)	(15,081,594)
Service Class:
Subscribed	—	75,000	—	20,000	—
Distributions Reinvested	—	—	—	4	—
Redeemed	—	(@—)	—	(20,004)	—
Investor Class:
Subscribed	—	69	214	67,208	47,000
Distributions Reinvested	—	4	3	366	191
Redeemed	—	(11)	—	(66,713)	(26,000)
Administrative Class:
Subscribed	—	—	10,034	—	—
Distributions Reinvested	—	—	200	—	—
Redeemed	—	—	(10,234)	—	—
Advisory Class:
Subscribed	—	638,892	438,348	46,134	124,564
Distributions Reinvested	—	1,481	3,119	193	169
Redeemed	—	(383,838)	(341,933)	(79,848)	(97,023)
Participant Class:
Subscribed	—	387	729	1,781	19,414
Distributions Reinvested	—	3	15	228	68
Redeemed	—	(681)	(559)	(252)	(139)
Cash Management Class:
Subscribed	—	309,430	70,012	4,996,282	2,860,248

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Statements of Changes in Net Assets (cont’d)

	Government Securities	Treasury		Tax-Exempt
	Portfolio	Portfolio		Portfolio
	Period Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2008^	April 30, 2008	October 31,	April 30, 2008	October 31,
	(unaudited)	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)	(000)
Cash Management Class (cont’d):
Distributions Reinvested	—	632	153	13,663	7,776
Redeemed	—	(228,480)	(36,515)	(4,405,841)	(2,149,184)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	178,039	5,450,591	2,967,486	1,006,708	2,305,905
Total Increase (Decrease) in Net Assets	178,039	5,450,612	2,967,486	1,006,796	2,305,874
Net Assets:
Beginning of Period	600	3,047,488	80,002	3,202,621	896,747
End of Period	$178,639	$8,498,100	$3,047,488	$4,209,417	$3,202,621
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$—	$—	$1	$—	$—

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	177,926	26,895,342	7,912,808	15,406,486	16,570,891
Shares Issued on Distributions Reinvested	113	67,622	12,317	28,280	29,524
Shares Redeemed	—	(21,925,261)	(5,091,225)	(15,001,260)	(15,081,594)
Net Increase (Decrease) in Institutional Class Shares Outstanding	178,039	5,037,703	2,833,900	433,506	1,518,821
Service Class:
Shares Subscribed	—	75,000	—	20,000	—
Shares Issued on Distributions Reinvested	—	—	—	4	—
Shares Redeemed	—	(@—)	—	(20,004)	—
Net Increase (Decrease) in Service Class Shares Outstanding	—	75,000	—	—	—
Investor Class:
Shares Subscribed	—	69	214	67,208	47,000
Shares Issued on Distributions Reinvested	—	4	3	366	191
Shares Redeemed	—	(11)	—	(66,713)	(26,000)
Net Increase (Decrease) in Investor Class Shares Outstanding	—	62	217	861	21,191
Administrative Class:
Shares Subscribed	—	—	10,034	—	—
Shares Issued on Distributions Reinvested	—	—	200	—	—
Shares Redeemed	—	—	(10,234)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	—	—	—	—	—
Advisory Class:
Shares Subscribed	—	638,892	438,348	46,134	124,564
Shares Issued on Distributions Reinvested	—	1,481	3,119	193	169
Shares Redeemed	—	(383,838)	(341,933)	(79,847)	(97,023)
Net Increase (Decrease) in Advisory Class Shares Outstanding	—	256,535	99,534	(33,520)	27,710
Participant Class:
Shares Subscribed	—	387	729	1,781	19,414
Shares Issued on Distributions Reinvested	—	3	15	228	68
Shares Redeemed	—	(681)	(559)	(252)	(139)
Net Increase (Decrease) in Participant Class Shares Outstanding	—	(291)	185	1,757	19,343
Cash Management Class:
Shares Subscribed	—	309,430	70,012	4,996,282	2,860,248
Shares Issued on Distributions Reinvested	—	632	153	13,663	7,776
Shares Redeemed	—	(228,480)	(36,515)	(4,405,841)	(2,149,184)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	—	81,582	33,650	604,104	718,840

^ The Government Securities Portfolio commenced operations on March 19, 2008.

@ Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.021	$0.000	^	$(0.021)	$—		$1.000
Year Ended 10/31/07	1.000	0.053	0.000	^	(0.053)	—		1.000
Year Ended 10/31/06	1.000	0.048	0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.021	$(0.000	)^	$(0.021)	$—		$1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.020	$0.000	^	$(0.020)	$—		$1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05(1)	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.020	$(0.000	)^	$(0.020)	$—		$1.000
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	—		1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.020	$0.000	^	$(0.020)	$—		$1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
2/6/04** through 10/31/04	1.000	0.008	—		(0.008)	—		1.000
Participant Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.018	$0.000	^	$(0.018)	$—		$1.000
Year Ended 10/31/07	1.000	0.048	(0.000	)^	(0.048)	—		1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.019	$0.000	^	$(0.019)	$—		$1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
8/15/05** through 10/31/05	1.000	0.008	—		(0.008)	—		1.000

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights (cont’d)

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/08 (unaudited)	2.11	%‡#	$11,466,511	0.12%*	0.21%*	4.17%*	4.08%*
Year Ended 10/31/07	5.42	%##	10,013,524	0.12%	0.21%	5.28%	5.19%
Year Ended 10/31/06	4.89%		5,546,418	0.09%	0.22%	4.89%	4.77%
Year Ended 10/31/05	2.87%		3,082,234	0.10%	0.22%	2.85%	2.73%
2/2/04** through 10/31/04	0.95	%‡	3,077,029	0.07%*†	0.24%*†	1.41%*	1.24%*
Service Class
Six Months Ended 4/30/08 (unaudited)	2.08	%‡#	$32,710	0.17%*	0.26%*	4.78%*	4.69%*
Year Ended 10/31/07	5.37	%##	530,874	0.17%	0.26%	5.28%	5.20%
Year Ended 10/31/06	4.84%		100	0.14%	0.27%	5.04%	4.92%
Year Ended 10/31/05	2.82%		100	0.15%	0.27%	2.78%	2.66%
Investor Class
Six Months Ended 4/30/08 (unaudited)	2.06	%‡#	$994	0.22%*	0.31%*	3.99%*	3.90%*
Year Ended 10/31/07	5.32	%##	879	0.22%	0.31%	5.22%	5.13%
Year Ended 10/31/06	4.79%		288	0.19%	0.32%	4.83%	4.70%
Year Ended 10/31/05(1)	2.76%		100	0.20%	0.32%	2.73%	2.61%
Administrative Class
Six Months Ended 4/30/08 (unaudited)	2.03	%‡#	$196	0.27%*	0.36%*	4.31%*	4.22%*
Year Ended 10/31/07	5.26	%##	23,663	0.27%	0.36%	5.14%	5.05%
Year Ended 10/31/06	4.73%		100	0.24%	0.37%	4.63%	4.50%
Year Ended 10/31/05	2.71%		100	0.25%	0.37%	2.68%	2.56%
Advisory Class
Six Months Ended 4/30/08 (unaudited)	1.98	%‡#	$15,679	0.37%*	0.46%*	3.99%*	3.89%*
Year Ended 10/31/07	5.16	%##	17,235	0.37%	0.46%††	5.03%	4.94%
Year Ended 10/31/06	4.63%		11,642	0.35%††	0.46%††	4.90%	4.78%
Year Ended 10/31/05	2.61%		80	0.35%	0.47%	2.52%	2.40%
2/6/04** through 10/31/04	0.76	%‡	1,504	0.31%*†	0.50%*†	1.12%*	0.93%*
Participant Class
Six Months Ended 4/30/08 (unaudited)	1.86	%‡#	$100	0.62%*	0.71%*	3.70%*	3.61%*
Year Ended 10/31/07	4.90	%##	100	0.62%††	0.71%	4.78%	4.68%
Year Ended 10/31/06	4.40%		271	0.57%††	0.70%††	4.48%	4.35%
Year Ended 10/31/05	2.46%		100	0.50%	0.62%	2.43%	2.31%
Cash Management Class
Six Months Ended 4/30/08 (unaudited)	1.96	%‡#	$242,786	0.42%*	0.51%*	3.85%*	3.76%*
Year Ended 10/31/07	5.11	%##	239,356	0.42%	0.51%	4.98%	4.88%
Year Ended 10/31/06	4.70%		221,503	0.40%††	0.53%††	4.98%	4.85%
8/15/05** through 10/31/05	0.77	%‡	100	0.15%*	0.27%*	3.58%*	3.46%*

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.021	$0.000	^	$(0.021)	$—		$1.000
Year Ended 10/31/07	1.000	0.053	(0.000	)^	(0.053)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.020	$(0.000	)^	$(0.020)	$—		$1.000
Year Ended 10/31/07	1.000	0.052	(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.020	$0.000	^	$(0.020)	$—		$1.000
Year Ended 10/31/07	1.000	0.052	(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.020	$(0.000	)^	$(0.020)	$—		$1.000
Year Ended 10/31/07	1.000	0.051	(0.000	)^	(0.051)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.019	$0.000	^	$(0.019)	$—		$1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
4/29/04** through 10/31/04	1.000	0.006	—		(0.006)	—		1.000
Participant Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.018	$0.000	^	$(0.018)	$—		$1.000
Year Ended 10/31/07	1.000	0.048	(0.000	)^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights (cont’d)

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/08 (unaudited)	2.08	%‡#	$25,508,405	0.12%*	0.21%*	4.13%*	4.04%*
Year Ended 10/31/07	5.40	%##	23,535,446	0.12%	0.21%	5.26%	5.17%
Year Ended 10/31/06	4.86%		17,542,077	0.12%	0.21%	4.75%	4.66%
Year Ended 10/31/05	2.87%		13,965,500	0.11%	0.22%	2.85%	2.74%
2/2/04** through 10/31/04	0.94	%‡	8,732,862	0.08%*	0.24%*	1.41%*	1.25%*
Service Class
Six Months Ended 4/30/08 (unaudited)	2.06	%‡#	$86,497	0.17%*	0.26%*	4.57%*	4.48%*
Year Ended 10/31/07	5.34	%##	1,097,867	0.17%	0.26%	5.23%	5.15%
Year Ended 10/31/06	4.81%		185,442	0.17%	0.26%	4.83%	4.74%
Year Ended 10/31/05	2.82%		10,457	0.16%	0.27%	3.54%	3.43%
Investor Class
Six Months Ended 4/30/08 (unaudited)	2.03	%‡#	$81,530	0.22%*	0.31%*	3.70%*	3.61%*
Year Ended 10/31/07	5.29	%##	26,623	0.22%	0.31%	5.16%	5.07%
Year Ended 10/31/06	4.75%		5,500	0.22%	0.31%	4.61%	4.52%
Year Ended 10/31/05	2.77%		20,000	0.21%	0.32%	2.67%	2.56%
Administrative Class
Six Months Ended 4/30/08 (unaudited)	2.01	%‡#	$5,529	0.27%*	0.36%*	4.15%*	4.06%*
Year Ended 10/31/07	5.24	%##	12,589	0.27%	0.36%	5.11%	5.02%
Year Ended 10/31/06	4.70%		100	0.27%	0.36%	4.60%	4.51%
Year Ended 10/31/05	2.72%		100	0.26%	0.37%	2.68%	2.57%
Advisory Class
Six Months Ended 4/30/08 (unaudited)	1.96	%‡#	$589,547	0.37%*	0.46%*	3.90%*	3.82%*
Year Ended 10/31/07	5.13	%##	640,171	0.37%	0.46%	5.00%	4.91%
Year Ended 10/31/06	4.60%		62,544	0.37%	0.46%	4.43%	4.34%
Year Ended 10/31/05	2.62%		69,201	0.36%	0.47%	2.73%	2.62%
4/29/04** through 10/31/04	0.57	%‡	16,350	0.33%*	0.49%*	1.14%*	0.98%*
Participant Class
Six Months Ended 4/30/08 (unaudited)	1.83	%‡#	$48,086	0.62%*	0.71%*	2.87%*	2.78%*
Year Ended 10/31/07	4.87	%##	3,607	0.62%	0.70%	4.70%	4.62%
Year Ended 10/31/06	4.37%		100	0.59%††	0.68%††	4.28%	4.19%
Year Ended 10/31/05	2.47%		100	0.51%	0.62%	2.43%	2.32%

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period
Government Portfolio:
Institutional Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.019	$0.000	^	$(0.019)	$1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	1.000
Year Ended 10/31/06	1.000	0.048	—		(0.048)	1.000
Year Ended 10/31/05	1.000	0.029	—		(0.029)	1.000
8/9/04** through 10/31/04	1.000	0.004	—		(0.004)	1.000
Service Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.018	$0.000	^	$(0.018)	$1.000
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	1.000
Investor Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.018	$(0.000	)^	$(0.018)	$1.000
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	1.000
8/9/04** through 10/31/04	1.000	0.004	—		(0.004)	1.000
Administrative Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.018	$0.000	^	$(0.018)	$1.000
Year Ended 10/31/07	1.000	0.050	0.000	^	(0.050)	1.000
Year Ended 10/31/06	1.000	0.046	—		(0.046)	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	1.000
Advisory Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.017	$0.000	^	$(0.017)	$1.000
Year Ended 10/31/07	1.000	0.049	0.000	^	(0.049)	1.000
Year Ended 10/31/06	1.000	0.045	—		(0.045)	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	1.000
10/1/04** through 10/31/04	1.000	0.001	—		(0.001)	1.000
Participant Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.016	$0.000	^	$(0.016)	$1.000
Year Ended 10/31/07	1.000	0.047	0.000	^	(0.047)	1.000
Year Ended 10/31/06	1.000	0.043	—		(0.043)	1.000
Year Ended 10/31/05	1.000	0.025	—		(0.025)	1.000
Government Securities Portfolio:
Institutional Class
3/19/08** through 4/30/08 (unaudited)	$1.000	$0.003	$—		$(0.003)	$1.000
Service Class
3/19/08** through 4/30/08 (unaudited)	$1.000	$0.003	$—		$(0.003)	$1.000
Investor Class
3/19/08** through 4/30/08 (unaudited)	$1.000	$0.002	$—		$(0.002)	$1.000
Administrative Class
3/19/08** through 4/30/08 (unaudited)	$1.000	$0.002	$—		$(0.002)	$1.000
Advisory Class
3/19/08** through 4/30/08 (unaudited)	$1.000	$0.002	$—		$(0.002)	$1.000
Participant Class
3/19/08** through 4/30/08 (unaudited)	$1.000	$0.002	$—		$(0.002)	$1.000

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights (cont’d)

	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/08 (unaudited)	1.87%‡	$13,824,333	0.12	%*	0.21	%*	3.55%*	3.46%*
Year Ended 10/31/07	5.30%	6,928,113	0.12%		0.22%		5.12%	5.02%
Year Ended 10/31/06	4.87%	2,265,613	0.09%		0.21%		4.76%	4.64%
Year Ended 10/31/05	2.91%	2,196,511	0.05%		0.25%		3.07%	2.87%
8/9/04** through 10/31/04	0.38%‡	414,567	0.05	%*†	0.37	%*†	1.73%*	1.41%*
Service Class
Six Months Ended 4/30/08 (unaudited)	1.85%‡	$812,908	0.17	%*	0.26	%*	3.77%*	3.68%*
Year Ended 10/31/07	5.24%	1,347,156	0.17%		0.27%		4.93%	4.83%
Year Ended 10/31/06	4.81%	116	0.13	%††	0.26%		4.67%	4.54%
Year Ended 10/31/05	2.86%	484	0.10%		0.30%		2.65%	2.45%
Investor Class
Six Months Ended 4/30/08 (unaudited)	1.82%‡	$113,950	0.22	%*	0.31	%*	3.67%*	3.58%*
Year Ended 10/31/07	5.19%	300,198	0.22%		0.32%		5.09%	4.98%
Year Ended 10/31/06	4.76%	545,676	0.19%		0.31%		4.72%	4.60%
Year Ended 10/31/05	2.81%	279,012	0.15%		0.35%		2.91%	2.71%
8/9/04** through 10/31/04	0.35%‡	109,776	0.15	%*†	0.53	%*†	1.53%*	1.15%*
Administrative Class
Six Months Ended 4/30/08 (unaudited)	1.80%‡	$102,881	0.27	%*	0.36	%*	3.55%*	3.46%*
Year Ended 10/31/07	5.14%	84,339	0.27%		0.37%		4.98%	4.88%
Year Ended 10/31/06	4.71%	49,377	0.24%		0.36%		4.79%	4.67%
Year Ended 10/31/05	2.76%	10,877	0.20%		0.40%		2.60%	2.39%
Advisory Class
Six Months Ended 4/30/08 (unaudited)	1.75%‡	$443,145	0.37	%*	0.46	%*	3.44%*	3.35%*
Year Ended 10/31/07	5.03%	365,074	0.37%		0.47%		4.87%	4.77%
Year Ended 10/31/06	4.60%	126,760	0.34%		0.47	%††	4.53%	4.40%
Year Ended 10/31/05	2.65%	131,513	0.30%		0.50%		3.12%	2.92%
10/1/04** through 10/31/04	0.13%‡	23,750	0.30	%*†	0.55	%*†	1.53%*	1.28%*
Participant Class
Six Months Ended 4/30/08 (unaudited)	1.62%‡	$100	0.62	%*	0.71	%*	3.23%*	3.14%*
Year Ended 10/31/07	4.77%	100	0.62%		0.72%		4.66%	4.56%
Year Ended 10/31/06	4.38%	100	0.55	%††	0.67	%††	4.24%	4.12%
Year Ended 10/31/05	2.50%	147	0.45%		0.65%		2.53%	2.33%
Government Securities Portfolio:
Institutional Class
3/19/08** through 4/30/08 (unaudited)	0.26%‡	$178,139	0.12	%*	0.37	%*	2.20%*	1.95%*
Service Class
3/19/08** through 4/30/08 (unaudited)	0.25%‡	$100	0.17	%*	0.42	%*	2.15%*	1.90%*
Investor Class
3/19/08** through 4/30/08 (unaudited)	0.25%‡	$100	0.22	%*	0.47	%*	2.10%*	1.85%*
Administrative Class
3/19/08** through 4/30/08 (unaudited)	0.24%‡	$100	0.27	%*	0.52	%*	2.05%*	1.80%*
Advisory Class
3/19/08** through 4/30/08 (unaudited)	0.23%‡	$100	0.37	%*	0.62	%*	1.95%*	1.70%*
Participant Class
3/19/08** through 4/30/08 (unaudited)	0.20%‡	$100	0.62	%*	0.87	%*	1.70%*	1.45%*

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.014	$0.000	^	$(0.014)	$—		$1.000
Year Ended 10/31/07	1.000	0.050	0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
8/9/04** through 10/31/04	1.000	0.004	—		(0.004)	—		1.000
Service Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.014	$0.000	^	$(0.014)	$—		$1.000
Year Ended 10/31/07	1.000	0.050	0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Investor Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.014	$(0.000	)^	$(0.014)	$—		$1.000
Year Ended 10/31/07	1.000	0.049	0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046	—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.014	$0.000	^	$(0.014)	$—		$1.000
Year Ended 10/31/07	1.000	0.049	0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046	—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
Advisory Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.013	$0.000	^	$(0.013)	$—		$1.000
Year Ended 10/31/07	1.000	0.048	0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045	—		(0.045)	—		1.000
Year Ended 10/31/05	1.000	0.025	—		(0.025)	—		1.000
8/9/04** through 10/31/04	1.000	0.003	—		(0.003)	—		1.000
Participant Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.012	$0.000	^	$(0.012)	$—		$1.000
Year Ended 10/31/07	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.042	—		(0.042)	—		1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.013	$0.000	^	$(0.013)	$—		$1.000
Year Ended 10/31/07	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045	—		(0.045)	—		1.000
8/15/05** through 10/31/05	1.000	0.008	—		(0.008)	—		1.000

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights (cont’d)

	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/08 (unaudited)	1.45%‡	$7,873,812	0.12	%*	0.22	%*	2.69%*	2.59%*
Year Ended 10/31/07	5.16%	2,836,089	0.10%		0.23%		4.50%	4.37%
Year Ended 10/31/06	4.82%	2,189	0.05%		0.52%		4.29%	3.82%
Year Ended 10/31/05	2.79%	70,087	0.05%		0.49	%†	2.61%	2.17%
8/9/04** through 10/31/04	0.36%‡	187,770	0.05	%*†	0.35	%*†	1.57%*	1.27%*
Service Class
Six Months Ended 4/30/08 (unaudited)	1.42%‡	$75,100	0.17	%*	0.27	%*	2.36%*	2.26%*
Year Ended 10/31/07	5.11%	100	0.11	%††	0.55	%††	4.98%	4.54%
Year Ended 10/31/06	4.77%	100	0.10%		0.95	%††	4.66%	3.81%
Year Ended 10/31/05	2.74%	100	0.10%		0.53	%†	2.70%	2.27%
Investor Class
Six Months Ended 4/30/08 (unaudited)	1.40%‡	$379	0.22	%*	0.32	%*	2.73%*	2.63%*
Year Ended 10/31/07	5.06%	317	0.17	%††	0.51	%††	4.76%	4.42%
Year Ended 10/31/06	4.71%	100	0.15%		1.00	%††	4.61%	3.76%
Year Ended 10/31/05	2.69%	100	0.15%		0.58	%†	2.65%	2.22%
Administrative Class
Six Months Ended 4/30/08 (unaudited)	1.37%‡	$100	0.27	%*	0.37	%*	2.74%*	2.64%*
Year Ended 10/31/07	5.00%	100	0.21	%††	0.50	%††	4.84%	4.55%
Year Ended 10/31/06	4.66%	100	0.20%		1.05	%††	4.56%	3.71%
Year Ended 10/31/05	2.64%	100	0.20%		0.63	%†	2.60%	2.17%
Advisory Class
Six Months Ended 4/30/08 (unaudited)	1.32%‡	$433,153	0.37	%*	0.47	%*	2.62%*	2.52%*
Year Ended 10/31/07	4.90%	176,618	0.31	%††	0.72	%††	4.75%	4.34%
Year Ended 10/31/06	4.56%	77,083	0.30%		0.98	%††	4.54%	3.86%
Year Ended 10/31/05	2.53%	17,575	0.30%		0.64%		2.92%	2.58%
8/9/04** through 10/31/04	0.30%‡	2,207	0.30	%*†	0.67	%*†	1.30%*	0.93%*
Participant Class
Six Months Ended 4/30/08 (unaudited)	1.20%‡	$224	0.61	%*	0.71	%*	2.57%*	2.47%*
Year Ended 10/31/07	4.64%	514	0.56	%††	1.04	%††	4.58%	4.10%
Year Ended 10/31/06	4.33%	330	0.53	%††	1.20	%††	4.41%	3.75%
Year Ended 10/31/05	2.38%	100	0.45%		0.88	%†	2.35%	1.92%
Cash Management Class
Six Months Ended 4/30/08 (unaudited)	1.30%‡	$115,332	0.42	%*	0.52	%*	2.15%*	2.05%*
Year Ended 10/31/07	4.84%	33,750	0.40	%††	0.53	%††	4.25%	4.12%
Year Ended 10/31/06	4.63%	100	0.23	%††	1.08	%††	4.53%	3.68%
8/15/05** through 10/31/05	0.76%‡	100	0.10	%*	0.43	%*†	3.52%*	3.19%*

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.014	$0.000	^	$(0.014)	$1.000
Year Ended 10/31/07	1.000	0.036	—		(0.036)	1.000
Year Ended 10/31/06	1.000	0.032	—		(0.032)	1.000
Year Ended 10/31/05	1.000	0.022	—		(0.022)	1.000
2/2/04** through 10/31/04	1.000	0.008	—		(0.008)	1.000
Service Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.014	$0.000	^	$(0.014)	$1.000
Year Ended 10/31/07	1.000	0.035	—		(0.035)	1.000
Year Ended 10/31/06	1.000	0.032	—		(0.032)	1.000
Year Ended 10/31/05	1.000	0.021	—		(0.021)	1.000
Investor Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.013	$0.000	^	$(0.013)	$1.000
Year Ended 10/31/07	1.000	0.035	—		(0.035)	1.000
Year Ended 10/31/06	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	—		(0.020)	1.000
6/8/04** through 10/31/04	1.000	0.005	—		(0.005)	1.000
Administrative Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.013	$0.000	^	$(0.013)	$1.000
Year Ended 10/31/07	1.000	0.034	—		(0.034)	1.000
Year Ended 10/31/06	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	—		(0.020)	1.000
Advisory Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.013	$0.000	^	$(0.013)	$1.000
Year Ended 10/31/07	1.000	0.033	—		(0.033)	1.000
Year Ended 10/31/06	1.000	0.030	—		(0.030)	1.000
Year Ended 10/31/05	1.000	0.019	—		(0.019)	1.000
6/15/04** through 10/31/04 (2)	1.000	0.002	—		(0.002)	1.000
Participant Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.011	$0.000	^	$(0.011)	$1.000
Year Ended 10/31/07	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/06	1.000	0.027	—		(0.027)	1.000
Year Ended 10/31/05	1.000	0.018	—		(0.018)	1.000
Cash Management Class
Six Months Ended 4/30/08 (unaudited)	$1.000	$0.012	$0.000	^	$(0.012)	$1.000
Year Ended 10/31/07	1.000	0.033	—		(0.033)	1.000
Year Ended 10/31/06	1.000	0.030	—		(0.030)	1.000
8/15/05** through 10/31/05	1.000	0.005	—		(0.005)	1.000

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights (cont’d)

	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/08 (unaudited)	1.40%‡	$2,624,880	0.12%*+	0.22	%*+	2.80%*+	2.70%*+
Year Ended 10/31/07	3.66%	2,191,307	0.11%	0.23%		3.60%	3.47%
Year Ended 10/31/06	3.27%	672,514	0.10%	0.23%		3.14%	3.01%
Year Ended 10/31/05	2.17%	1,130,489	0.09%	0.32	%†	2.35%	2.12%
2/2/04** through 10/31/04	0.84%‡	109,292	0.06%*†	0.35	%*†	1.19%*	0.90%*
Service Class
Six Months Ended 4/30/08 (unaudited)	1.36%‡	$100	0.17%*+	0.27	%*+	2.24%*+	2.14%*+
Year Ended 10/31/07	3.60%	100	0.16%	0.29	%††	3.54%	3.41%
Year Ended 10/31/06	3.21%	100	0.15%	0.29	%††	3.16%	3.02%
Year Ended 10/31/05	2.12%	100	0.14%	0.40	%†	2.10%	1.84%
Investor Class
Six Months Ended 4/30/08 (unaudited)	1.34%‡	$25,105	0.22%*+	0.32	%*+	2.73%*+	2.63%*+
Year Ended 10/31/07	3.55%	24,243	0.21%	0.33%		3.48%	3.36%
Year Ended 10/31/06	3.16%	3,052	0.20%	0.31	%††	3.26%	3.15%
Year Ended 10/31/05	2.07%	104	0.19%	0.45	%†	2.01%	1.75%
6/8/04** through 10/31/04	0.45%‡	1,121	0.17%*†	0.38	%*†	1.06%*	0.85%*
Administrative Class
Six Months Ended 4/30/08 (unaudited)	1.31%‡	$100	0.27%*+	0.37	%*+	2.62%*+	2.52%*+
Year Ended 10/31/07	3.50%	100	0.26%	0.39	%††	3.44%	3.31%
Year Ended 10/31/06	3.11%	100	0.25%	0.39	%††	3.06%	2.92%
Year Ended 10/31/05	2.02%	100	0.24%	0.50	%†	2.00%	1.74%
Advisory Class
Six Months Ended 4/30/08 (unaudited)	1.26%‡	$26,331	0.37%*+	0.47	%*+	2.62%*+	2.52%*+
Year Ended 10/31/07	3.40%	59,851	0.36%	0.49	%††	3.34%	3.21%
Year Ended 10/31/06	3.01%	32,141	0.35%	0.48%		2.76%	2.63%
Year Ended 10/31/05	1.92%	98,823	0.34%	0.62	%†	1.86%	1.58%
6/15/04** through 10/31/04 (2)	0.24%‡	56,000	0.33%*†	0.55	%*†	1.32%*	1.10%*
Participant Class
Six Months Ended 4/30/08 (unaudited)	1.14%‡	$21,200	0.62%*+	0.72	%*+	2.26%*+	2.16%*+
Year Ended 10/31/07	3.14%	19,443	0.62%††	0.72	%††	3.13%	3.03%
Year Ended 10/31/06	2.78%	100	0.57%††	0.70	%††	2.74%	2.61%
Year Ended 10/31/05	1.77%	102	0.49%	0.75	%†	1.76%	1.49%
Cash Management Class
Six Months Ended 4/30/08 (unaudited)	1.24%‡	$1,511,701	0.42%*+	0.52	%*+	2.39%*+	2.29%*+
Year Ended 10/31/07	3.35%	907,577	0.41%	0.53%		3.28%	3.16%
Year Ended 10/31/06	3.08%	188,740	0.40%††	0.51	%††	3.17%	3.06%
8/15/05** through 10/31/05	0.53%‡	100	0.14%*	0.30	%*†	2.47%*	2.30%*

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008

Financial Highlights (cont’d)

Notes to Financial Highlights

*	Annualized

**	Commencement of Operations

‡	Not Annualized

^	Amount is less than $0.0005 per share.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 1.99%, 1.97%, 1.94%, 1.92%, 1.87%, 1.74% and 1.84%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory and Participant Classes were 1.94%, 1.92%, 1.89%, 1.87%, 1.82% and 1.69%, respectively. (See Note H within the Notes to Financial Statements)

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 5.35%, 5.30%, 5.25%, 5.20%, 5.09%, 4.83% and 5.04%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory and Participant Classes were 5.24%, 5.19%, 5.14%, 5.08%, 4.98% and 4.72%, respectively. (See Note H within the Notes to Financial Statements)

(1)	The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor shares outstanding during the period July 28, 2004 to October 31, 2004.

(2)

The Tax-Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of six separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for certain Portfolios - Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. Effective March 19, 2008, the Government Securities Portfolio commenced operations.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.              Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contigent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

4.                   Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses, after giving effect to custody fee offsets, so that total annual operating expenses of each share

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Portfolio	Advisory Fee
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Tax-Exempt	0.15

	Maximum Expense Ratio
	Money			Government		Tax-
Class	Market	Prime	Government	Securities	Treasury	Exempt
Institutional Class	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70	0.70	0.70
Cash Management Class	0.50	—	—	—	0.50	0.50

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

C. Administration Fees: MS Investment Management (the “Administrator”) also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MS Investment Management receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses. JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., provides fund accounting and other services pursuant to a sub-administration agreement with MS Investment Management and receives compensation for these services from MS Investment Management. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement.

D. Distribution and Service and Shareholder

Administration Plan Fees: Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares. Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate for any activities or expenses primarily intended to result in the sale of such class of shares.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Pursuant to the Shareholder Service Plan, the Cash Management Class shares will pay the Distributor a monthly or quarterly service fee at an annual rate of 0.05% of the average daily net assets of such class of shares, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Class shares.

The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Each Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

The Portfolios adopted the provisions of the FASB Interpretation number 48 Accounting for Uncertainty in Income Taxes (“the Interpretation”), on April 30, 2008. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of April 30, 2008, this did not result in an impact to the Portfolios’ financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 were as follows:

	2007 Distributions Paid From:			2006 Distributions Paid From:
	Ordinary		Long-term	Ordinary		Long-term
	Income		Capital Gain	Income		Capital Gain
Portfolio	(000)		(000)	(000)		(000)
Money Market	$461,437		$—	$194,507		$—
Prime	1,431,342		—	794,684		—
Government	227,978		@—	161,163		2
Treasury	31,180		—	1,816		—
Tax-Exempt	63,064	*	—	26,940	*	—

* Distributions are tax-exempt.

@ Amount is less than $500.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable.

Permanent differences are generally due to distribution reclass. These resulted in the following reclassifications among the Portfolios’ components of net assets at October 31, 2007:

	Undistributed
	(Distributions in
	Excess of) Net	Accumulated Net
	Investment	Realized Gain	Paid-in
	Income	(Loss)	Capital
Portfolio	(000)	(000)	(000)
Prime	$19	$(19)	$—
Government	@—	(@—)	—
Treasury	(1)	1	—

@ Amount is less than $500.

At October 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Ordinary
	Income
Portfolio	(000)
Money Market	$49,332
Prime	105,060
Government	33,000
Treasury	10,264
Tax-Exempt	9,249	*

* Amount is tax-exempt.

At April 30, 2008, cost for U.S. Federal income tax purposes for the investments of the Portfolios were as follows:

Portfolio	Cost (000)
Money Market	$12,096,990
Prime	26,730,475
Government	15,279,151
Government Securities	178,139
Treasury	8,510,411
Tax-Exempt	4,202,556

At October 31, 2007, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date October 31, (000)
Portfolio	2014	2015	Total
Money Market	$—	$ @—	$ @—
Prime	—	13	13
Tax-Exempt	9	31	40

@ Amount is less than $500.

During the year ended October 31, 2007, the Treasury Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $400.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Transactions with Affiliates: On November 23, 2007, the Adviser purchased at amortized cost plus accrued interest from the Money Market and Prime Portfolios certain notes of an issuer with a face value of $100,000,000 and $275,000,000, respectively. Although these holdings initially remained eligible to be held by the Portfolios, because of deterioration in the assets underlying these holdings, the Adviser believed it appropriate to eliminate the Portfolios’ exposure to these securities by purchasing the amounts at amortized cost. In order to do this, the Adviser sought and received “no action” relief from the SEC staff. It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $12,460,049 and $34,250,680, respectively. As a result, these estimated losses, along with offsetting payments from the Adviser, have been reflected in the Statement of Operations and Statements of Changes in Net Assets. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

On October 23, 2007, certain securities owned by the Money Market and Prime Portfolios were subject to a credit downgrade by a rating agency. As a result of this downgrade, the investments were no longer eligible securities for a money market portfolio to own. As permitted by SEC rules, the Adviser purchased these securities at their amortized cost plus accrued

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

interest. Prior to the purchase, the Money Market Portfolio owned $75,000,000 face value of these notes while the Prime Portfolio owned $375,000,000 of the notes. It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $7,492,071 and $37,465,047, respectively. As a result, these estimated losses, along with offsetting payments from the Adviser, have been reflected in the Statement of Operations and Statements of Changes in Net Assets for the fiscal period ended October 31, 2007. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

The Tax-Exempt Portfolio purchased the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio (the “Government Portfolio”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Tax-Exempt Portfolio are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Government Portfolio. For the six months ended April 30, 2008, advisory fees paid were reduced by approximately $33,000 relating to the Tax-Exempt Portfolio’s investment in the Government Portfolio, this is reflected in the Statement of Operations. For the same period, income distributions earned by the Tax-Exempt Portfolio are recorded as dividends from affiliates and totaled approximately $867,000. During the six months ended April 30, 2008, the Tax-Exempt Portfolio purchased approximately $547,027,000 from February 19, 2008 to April 7, 2008 and sold approximately $547,027,000 from February 20, 2008 to April 22, 2008 in the Government Portfolio. At April 30, 2008, the Tax- Exempt Portfolio did not own any outstanding shares in the Institutional Class of the Government Portfolio.

I. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At April 30, 2008, approximately 12.3% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Percentage of
Insurer	Net Assets
AGC	1.3%
FSA	7.9
MBIA	3.1

At April 30, 2008, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities	Treasury	Tax- Exempt
Institutional Class	18.2%	20.6%	15.0%	—%	10.8%	—%
Service Class	99.7	86.6	93.8	—	99.9	—
Investor Class	80.9	90.3	80.8	—	73.7	99.6
Administrative Class	49.2	98.2	54.2	—	—	—
Advisory Class	91.4	75.4	78.9	—	77.5	90.4
Participant Class	—	91.4	—	—	55.4	99.5
Cash Management Class	—	—	—	—	17.4	—

2008 Semi-Annual Report

April 30, 2008

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

POLICY CONCERNING CUSTOMER INFORMATION

Morgan Stanley Institutional Liquidity Funds (collectively, the “Funds”) are required by federal law to provide you with a copy of their Privacy Policy (the “Policy”) annually. The following Policy applies to current and former individual clients of the Funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that this Policy may be amended at any time, and that you will be informed of any changes to this Policy as required by law.

THE FUNDS RESPECT YOUR PRIVACY

The Funds appreciate that you have provided your personal financial information and strive to maintain the privacy of such information. This Policy describes, and is designed to help you understand, what non-public personal information the Funds may collect about you, why the Funds collect it, and when the Funds may share it with others. Throughout this Policy, the non-public information that personally identifies you or your accounts is referred to as “personal information.”

1. WHAT PERSONAL INFORMATION DO THE FUNDS COLLECT ABOUT YOU?

To serve you better and manage your investment, it is important that the Funds collect and maintain accurate information about you. The Funds obtain this information from applications and other forms you submit, from your dealings with the Funds, and from third parties and other sources.

For example:

•                  The Funds collect information such as your name, address, e-mail address, and telephone/fax numbers through applications and other forms you may submit.

•                  The Funds may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive through your dealings and transactions with the Funds and other sources.

•                  The Funds may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. WHEN DO THE FUNDS DISCLOSE PERSONAL INFORMATION COLLECTED ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage your investment, the Funds may disclose personal information collected about you to affiliated companies and to non-affiliated third parties as required or permitted by law.

a.   Information the Funds disclose to affiliated companies:

The Funds do not disclose personal information collected about you to affiliated companies except to enable them to provide services on their behalf or as otherwise required or permitted by law.

b.   Information the Funds disclose to third parties:

The Funds do not disclose personal information collected about you to non-affiliated third parties except to enable them to provide services on their Funds behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where the Funds may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control or to respond to judicial process. When the Funds share personal information with these third parties, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

2008 Semi-Annual Report

April 30, 2008

An Important Notice Concerning Our U.S. Privacy Policy (cont’d)

3. HOW DO THE FUNDS PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION COLLECTED ABOUT YOU?

The Funds and/or their service providers maintain physical, electronic and procedural security measures to help safeguard the personal information collected about you. The Funds and their service providers have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on the Funds’ behalf may also receive personal information, and they are required to adhere to confidentiality standards with respect to such information.

If you have any questions regarding this Policy, please contact a Fund representative at (888) 378-1630.

© 2008 Morgan Stanley Institutional Liquidity Funds

2008 Semi-Annual Report

April 30, 2008 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge Road

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Officers

Michael E. Nugent

Chairman of the Board and Trustee

Ronald E. Robison

President and Principal Executive Officer

Dennis F. Shea

Vice President

Kevin Klingert

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang Yu

Vice President

Mary E. Mullin

Secretary

James W. Garrett

Treasurer and Chief Financial Officer

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(888) 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send-money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(888) 378-1630.

(This page has been left blank intentionally.)

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

MSILF: (888) 378-1630

© 2008 Morgan Stanley

MSILFSAN IU08-03363P-Y04/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

APPENDIX A

MORGAN STANLEY

RETAIL AND INSTITUTIONAL FUNDS

AT

JUNE 27, 2008

RETAIL FUNDS

OPEN-END RETAIL FUNDS

TAXABLE MONEY MARKET FUNDS

Active Assets Government Securities Trust

Active Assets Institutional Government Securities Trust

Active Assets Institutional Money Trust

Active Assets Money Trust

Morgan Stanley Liquid Asset Fund Inc.

Morgan Stanley U.S. Government Money Market Trust

TAX-EXEMPT MONEY MARKET FUNDS

Active Assets California Tax-Free Trust

Active Assets Tax-Free Trust

Morgan Stanley California Tax-Free Daily Income Trust

Morgan Stanley New York Municipal Money Market Trust

Morgan Stanley Tax-Free Daily Income Trust

EQUITY FUNDS

Morgan Stanley Capital Opportunities Trust

Morgan Stanley Convertible Securities Trust

Morgan Stanley Dividend Growth Securities Inc.

Morgan Stanley Equally-Weighted S&P 500 Fund

Morgan Stanley European Equity Fund Inc.

Morgan Stanley Financial Services Trust

Morgan Stanley Focus Growth Fund

Morgan Stanley Fundamental Value Fund

Morgan Stanley Global Advantage Fund

Morgan Stanley Global Dividend Growth Securities

Morgan Stanley Health Sciences Trust

Morgan Stanley International Fund

Morgan Stanley International SmallCap Fund

Morgan Stanley International Value Equity Fund

Morgan Stanley Japan Fund

Morgan Stanley Mid Cap Growth Fund

Morgan Stanley Mid-Cap Value Fund

Morgan Stanley Multi-Asset Class Fund

Morgan Stanley Nasdaq-100 Index Fund

Morgan Stanley Natural Resource Development Securities Inc.

Morgan Stanley Pacific Growth Fund Inc.

Morgan Stanley Real Estate Fund

1

Morgan Stanley S&P 500 Index Fund

Morgan Stanley Series Funds

•                  Commodities Alpha Fund

•                  Morgan Stanley Diversified Large Cap Equity Fund

Morgan Stanley Small-Mid Special Value Fund

Morgan Stanley Special Growth Fund

Morgan Stanley Special Value Fund

Morgan Stanley Technology Fund

Morgan Stanley Total Market Index Fund

Morgan Stanley Utilities Fund

Morgan Stanley Value Fund

BALANCED FUND

Morgan Stanley Balanced Fund

ASSET ALLOCATION FUND

Morgan Stanley Strategist Fund

SPECIALTY FUNDS

Morgan Stanley FX Series Funds

•                  FX Alpha Strategy Portfolio

•                  FX Alpha Plus Strategy Portfolio

TAXABLE FIXED-INCOME FUNDS

Morgan Stanley Flexible Income Trust

Morgan Stanley High Yield Securities Inc.

Morgan Stanley Income Trust

Morgan Stanley Limited Duration Fund

Morgan Stanley Limited Duration U.S. Government Trust

Morgan Stanley Mortgage Securities Trust

Morgan Stanley U.S. Government Securities Trust

TAX-EXEMPT FIXED-INCOME FUNDS

Morgan Stanley California Tax-Free Income Fund

Morgan Stanley Limited Term Municipal Trust

Morgan Stanley New York Tax-Free Income Fund

Morgan Stanley Tax-Exempt Securities Trust

SPECIAL PURPOSE FUNDS

Morgan Stanley Select Dimensions Investment Series

•       Balanced Portfolio

•       Capital Growth Portfolio

•       Capital Opportunities Portfolio

•       Dividend Growth Portfolio

•       Equally-Weighted S&P 500 Portfolio

•       Flexible Income Portfolio

•       Focus Growth Portfolio

•       Global Equity Portfolio

2

•       Mid Cap Growth Portfolio

•       Money Market Portfolio

•       Utilities Portfolio

Morgan Stanley Variable Investment Series

•       Aggressive Equity Portfolio

•       Capital Opportunities Portfolio

•       Dividend Growth Portfolio

•       European Equity Portfolio

•       Global Advantage Portfolio

•       Global Dividend Growth Portfolio

•       High Yield Portfolio

•       Income Builder Portfolio

•       Limited Duration Portfolio

•       Money Market Portfolio

•       Income Plus Portfolio

•       S&P 500 Index Portfolio

•       Strategist Portfolio

•       Utilities Portfolio

CLOSED-END RETAIL FUNDS

TAXABLE FIXED-INCOME CLOSED-END FUNDS

Morgan Stanley Income Securities Inc.

ALTERNATIVE CLOSED-END FUNDS

Morgan Stanley Prime Income Trust

TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS

Morgan Stanley California Insured Municipal Income Trust

Morgan Stanley California Quality Municipal Securities

Morgan Stanley Insured California Municipal Securities

Morgan Stanley Insured Municipal Bond Trust

Morgan Stanley Insured Municipal Income Trust

Morgan Stanley Insured Municipal Securities

Morgan Stanley Insured Municipal Trust

Morgan Stanley Municipal Income Opportunities Trust

Morgan Stanley Municipal Income Opportunities Trust II

Morgan Stanley Municipal Income Opportunities Trust III

Morgan Stanley Municipal Premium Income Trust

Morgan Stanley New York Quality Municipal Securities

Morgan Stanley Quality Municipal Income Trust

Morgan Stanley Quality Municipal Investment Trust

Morgan Stanley Quality Municipal Securities

3

INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.                      Morgan Stanley Institutional Fund, Inc.

•        Active International Allocation Portfolio

•        Capital Growth Portfolio

•        Emerging Markets Portfolio

•        Emerging Markets Debt Portfolio

•        Focus Growth Portfolio

•        Global Franchise Portfolio

•        Global Real Estate Portfolio

•        Global Value Equity Portfolio

•        International Equity Portfolio

•        International Growth Active Extension Portfolio

•        International Growth Equity Portfolio

•        International Magnum Portfolio

•        International Real Estate Portfolio

•        International Small Cap Portfolio

•        Large Cap Relative Value Portfolio

•        Small Company Growth Portfolio

•        U.S. Real Estate Portfolio

•        U.S. Small/Mid Cap Value Portfolio

Morgan Stanley Institutional Fund Trust

Active Portfolios:

•        Advisory Portfolio

•        Advisory Portfolio II

•        Advisory Portfolio III

•        Advisory Portfolio IV

•        Balanced Portfolio

•        Core Fixed Income Portfolio

•        Core Plus Fixed Income Portfolio

•        High Yield Portfolio

•        Intermediate Duration Portfolio

•        International Fixed Income Portfolio

•        Investment Grade Fixed Income Portfolio

•        Limited Duration Portfolio

•        Long Duration Fixed Income Portfolio

•        Mid Cap Growth Portfolio

•        Municipal Portfolio

•        U.S. Mid Cap Value Portfolio

•        U.S. Small Cap Value Portfolio

•        Value Portfolio

Inactive Portfolios:

•        Advisory Portfolio -Series 1

•        Advisory Portfolio -Series 2

•        Advisory Portfolio V

4

 The Universal Institutional Funds, Inc.

Active Portfolios:

•        Capital Growth Portfolio

•        Core Plus Fixed Income Portfolio

•        Emerging Markets Debt Portfolio

•        Emerging Markets Equity Portfolio

•        Equity and Income Portfolio

•        Global Franchise Portfolio

•        Global Real Estate Portfolio

•        Global Value Equity Portfolio

•        High Yield Portfolio

•        International Growth Equity Portfolio

•        International Magnum Portfolio

•        Mid Cap Growth Portfolio

•        Small Company Growth Portfolio

•        U.S. Mid Cap Value Portfolio

•        U.S. Real Estate Portfolio

•        Value Portfolio

Inactive Portfolios:

•        Balanced Portfolio

•        Core Equity Portfolio

•        International Fixed Income Portfolio

•        Investment Grade Fixed Income Portfolio

•        Multi-Asset Class Portfolio

•        Targeted Duration Portfolio

Morgan Stanley Institutional Liquidity Funds

•        Government Portfolio

•        Government Securities Portfolio

•        Money Market Portfolio

•        Prime Portfolio

•        Tax-Exempt Portfolio

•        Treasury Portfolio

Inactive Portfolio:

•        Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

Morgan Stanley Asia-Pacific Fund, Inc.

Morgan Stanley China “A” Share Fund

Morgan Stanley Eastern Europe Fund, Inc.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Morgan Stanley Emerging Markets Fund, Inc.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Morgan Stanley High Yield Fund, Inc.

The India Investment Fund

The Latin American Discovery Fund, Inc.

5

The Malaysia Fund, Inc.

The Thai Fund, Inc.

The Turkish Investment Fund, Inc.

CLOSED-END FUNDS HEDGE FUNDS

Alternative Investment Partners Absolute Return Fund

Alternative Investment Partners Absolute Return Fund STS

Morgan Stanley Institutional Fund of Hedge Funds

Morgan Stanley Global Long/Short Fund A

Morgan Stanley Global Long/Short Fund P

IN REGISTRATION

Morgan Stanley Opportunistic Municipal High Income Fund

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Morgan Stanley Alternative Opportunities Fund

Alternative Investment Partners Absolute Return Fund II A

Alternative Investment Partners Absolute Return Fund II P

6

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ James Garrett
James Garrett
Principal Financial Officer
June 19, 2008